UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-03605

                                                     Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                              Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: November 30, 2019

Item 1. Reports to Stockholders.

NORTHERN INSTITUTIONAL FUNDS
MONEY MARKET PORTFOLIOS

ANNUAL REPORT

NOVEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Institutional Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Institutional Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Portfolios’ website (northerntrust.com/institutional) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Institutional Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Institutional Funds, by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Institutional Funds, you can inform Northern Institutional Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Institutional Funds you hold in your account at the financial intermediary or through an account with Northern Institutional Funds. You must provide separate instructions to each of your financial intermediaries.

MONEY MARKET PORTFOLIOS

TABLE OF CONTENTS

2	PORTFOLIO MANAGEMENT COMMENTARY

8	STATEMENTS OF ASSETS AND LIABILITIES

9	STATEMENTS OF OPERATIONS

10	STATEMENTS OF CHANGES IN NET ASSETS

12	FINANCIAL HIGHLIGHTS

19	SCHEDULES OF INVESTMENTS

19	TREASURY PORTFOLIO
Ticker Symbols:
Shares: NITXX
Premier: NTPXX

22	U.S. GOVERNMENT PORTFOLIO
Ticker Symbols:
Shares: BNGXX
Service: BGCXX

27	U.S. GOVERNMENT SELECT PORTFOLIO
Ticker Symbols:
Shares: BGSXX
Service: BSCXX
Williams Capital Shares: WCGXX

31	MUNICIPAL PORTFOLIO
Ticker Symbols:
Shares: NMUXX

38	PRIME OBLIGATIONS PORTFOLIO
Ticker Symbols:
Shares: NPAXX

44	NOTES TO THE FINANCIAL STATEMENTS

53	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

54	TAX AND DISTRIBUTION INFORMATION

55	FUND EXPENSES

57	TRUSTEES AND OFFICERS

62	INVESTMENT CONSIDERATIONS

63	INDEX DEFINITIONS

64	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the funds in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolios. Although each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio, seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Because the share price of the Municipal Portfolio and Prime Obligations Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.

The Municipal Portfolio and Prime Obligations Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Municipal Portfolio’s or Prime Obligations Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to the Portfolios at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TREASURY PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

After raising interest rates for the ninth time during the current U.S. economic cycle at the December 2018 Federal Open Market Committee (“FOMC”) meeting, the FOMC abruptly shifted its view regarding monetary policy for 2019. Citing downside risks to the outlook for future economic growth, the FOMC reduced the federal funds target rate by 25 basis points at each of its July, September and October 2019 meetings. Money market rates moved meaningfully lower during the 12-month period ended November 30, 2019, along with rates across the yield curve, while much of the front end of the curve exhibited significant inversion. A confluence of factors, including less ample liquidity within the banking system than previously anticipated, prompted rates within the overnight repurchase agreement (“repo”) market to spike meaningfully in mid-September 2019. The Federal Reserve (“Fed”) responded by injecting significant liquidity into the system via overnight and term open-market repo operations. Importantly for money market investors, in October 2019 Fed Chair Powell announced the Fed’s intention to — and the New York Fed then began to purchase — $60 billion in Treasury bills per month within the secondary markets. The Fed’s purchases put downward pressure on money market yields and could continue to do so, especially for high quality government securities.

We viewed the money market yield curve as attractive relative to our expected pace of Fed rate cuts and managed duration to be longer than the Portfolio’s peer group throughout the 12-month period ended November 30, 2019. We will continue to monitor market pricing closely and to selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2019, the Portfolio posted a 2.17% (Shares class) return, compared with the 1.94% return of the iMoneyNet Fund Average™ — Treasury & Repo Institutional category. As of November 30, 2019, the Portfolio’s 7-day current yield was 1.60% (Shares class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2019

TOTAL RETURN	SHARES	PREMIER SHARES(1)	IMONEYNET FUND AVERAGE™ – TREASURY & REPO INSTL
ONE YEAR	2.17%	2.12%	1.94%
FIVE YEAR	0.95	N/A	0.80
TEN YEAR	0.49	N/A	0.41

(1)	Premier shares commenced operations on August 1, 2016.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2019, the maturity analysis for the Treasury Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet
Money Fund Report Averages, which are
composites of professionally managed money
market investments with similar investment
objectives.

Information about Investment Considerations
and Index Definitions can be found on pages
62 and 63.

OVERNIGHT (1 BUSINESS DAY)	47.1%
2 - 15 DAYS	12.4
16 - 30 DAYS	1.5
31 - 60 DAYS	10.1
61 - 97 DAYS	7.6
98 - 180 DAYS	8.0
181 - 270 DAYS	4.9
271 - 366 DAYS	7.9
367 - 397 DAYS	0.5

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MONEY MARKET PORTFOLIOS	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

After raising interest rates for the ninth time during the current U.S. economic cycle at the December 2018 Federal Open Market Committee (“FOMC”) meeting, the FOMC abruptly shifted its view regarding monetary policy for 2019. Citing downside risks to the outlook for future economic growth, the FOMC reduced the federal funds target rate by 25 basis points at each of its July, September and October 2019 meetings. Money market rates moved meaningfully lower during the 12-month period ended November 30, 2019, along with rates across the yield curve, while much of the front end of the curve exhibited significant inversion. A confluence of factors, including less ample liquidity within the banking system than previously anticipated, prompted rates within the overnight repurchase agreement (“repo”) market to spike meaningfully in mid-September 2019. The Federal Reserve (“Fed”) responded by injecting significant liquidity into the system via overnight and term open-market repo operations. Importantly for money market investors, in October 2019 Fed Chair Powell announced the Fed’s intention to — and the New York Fed then began to purchase — $60 billion in Treasury bills per month within the secondary markets. The Fed’s purchases put downward pressure on money market yields and could continue to do so, especially for high quality government securities.

We viewed the money market yield curve as attractive relative to our expected pace of Fed rate cuts and managed duration to be longer than the Portfolio’s peer group throughout the 12-month period ended November 30, 2019. We will continue to monitor market pricing closely and to selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2019, the Portfolio posted a 2.09% (Shares class) return, compared with the 1.96% return of the iMoneyNet Fund Average™ — Government/Agencies Institutional category. As of November 30, 2019, the Portfolio’s 7-day current yield was 1.52% (Shares class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2019

TOTAL RETURN	SHARES	SERVICE SHARES	IMONEYNET FUND AVERAGE™ – GOVT/AGENCIES INSTL
ONE YEAR	2.09%	2.09%	1.96%
FIVE YEAR	0.87	0.87	0.81
TEN YEAR	0.44	0.44	0.42

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.25%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2019, the maturity analysis for the U.S. Government Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet
Money Fund Report Averages, which are
composites of professionally managed money
market investments with similar investment
objectives.

Information about Investment Considerations
and Index Definitions can be found on pages 62
and 63.

OVERNIGHT (1 BUSINESS DAY)	42.8%
2 - 15 DAYS	16.2
16 - 30 DAYS	4.7
31 - 60 DAYS	9.2
61 - 97 DAYS	9.4
98 - 180 DAYS	7.9
181 - 270 DAYS	6.5
271 - 366 DAYS	3.2
1 - 2 YEARS	0.1

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

U.S. GOVERNMENT SELECT PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

After raising interest rates for the ninth time during the current U.S. economic cycle at the December 2018 Federal Open Market Committee (“FOMC”) meeting, the FOMC abruptly shifted its view regarding monetary policy for 2019. Citing downside risks to the outlook for future economic growth, the FOMC reduced the federal funds target rate by 25 basis points at each of its July, September and October 2019 meetings. Money market rates moved meaningfully lower during the 12-month period ended November 30, 2019, along with rates across the yield curve, while much of the front end of the curve exhibited significant inversion. A confluence of factors, including less ample liquidity within the banking system than previously anticipated, prompted rates within the overnight repurchase agreement (“repo”) market to spike meaningfully in mid-September 2019. The Federal Reserve (“Fed”) responded by injecting significant liquidity into the system via overnight and term open-market repo operations. Importantly for money market investors, in October 2019 Fed Chair Powell announced the Fed’s intention to — and the New York Fed then began to purchase — $60 billion in Treasury bills per month within the secondary markets. The Fed’s purchases put downward pressure on money market yields and could continue to do so, especially for high quality government securities.

We viewed the money market yield curve as attractive relative to our expected pace of Fed rate cuts and managed duration to be longer than the Portfolio’s peer group throughout the 12-month period ended November 30, 2019. We will continue to monitor market pricing closely and to selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2019, the Portfolio posted a 2.13% (Shares class) return, compared with the 1.96% return of the iMoneyNet Fund Average™ — Government/Agencies Institutional category. As of November 30, 2019, the Portfolio’s 7-day current yield was 1.56% (Shares class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2019

TOTAL RETURN	SHARES	SERVICE SHARES	WILLIAMS CAPITAL SHARES(1)	IMONEYNET FUND AVERAGE™ – GOVT/AGENCIES INSTL
ONE YEAR	2.13%	2.13%	2.13%	1.96%
FIVE YEAR	0.91	0.91	0.91	0.81
TEN YEAR	0.46	0.46	N/A	N/A

(1)	Williams Capital Shares commenced operations on September 15, 2014.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. The Williams Capital Shares are offered exclusively to clients of Siebert Williams Shank & Co., LLC (“SWS”). Prior to November 4, 2019, the Williams Capital Shares were offered exclusively to clients of The Williams Capital Group, L.P. Effective November 4, 2019, The Williams Capital Group, L.P. merged with Siebert Cisneros Shank & Co., LLC and the combined firm was renamed Siebert Williams Shank & Co., LLC. SWS is not affiliated with Northern Funds Distributors, LLC or Northern Trust.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2019, the maturity analysis for the U.S. Government Select Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet
Money Fund Report Averages, which are
composites of professionally managed money
market investments with similar investment
objectives.

Information about Investment Considerations
and Index Definitions can be found on pages 62
and 63.

OVERNIGHT (1 BUSINESS DAY)	53.3%
2 - 15 DAYS	5.1
16 - 30 DAYS	5.7
31 - 60 DAYS	9.0
61 - 97 DAYS	9.4
98 - 180 DAYS	6.3
181 - 270 DAYS	7.5
271 - 366 DAYS	3.4
367 - 397 DAYS	0.3

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MONEY MARKET PORTFOLIOS	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

MUNICIPAL PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

After raising interest rates for the ninth time during the current U.S. economic cycle at the December 2018 Federal Open Market Committee (“FOMC”) meeting, the FOMC abruptly shifted its view regarding monetary policy for 2019. Citing downside risks to the outlook for future economic growth, the FOMC reduced the federal funds target rate by 25 basis points at each of its July, September and October 2019 meetings. Money market rates moved meaningfully lower during the 12-month period ended November 30, 2019, along with rates across the yield curve, while much of the front end of the curve exhibited significant inversion. A confluence of factors, including less ample liquidity within the banking system than previously anticipated, prompted rates within the overnight repurchase agreement (“repo”) market to spike meaningfully in mid-September 2019. The Federal Reserve (“Fed”) responded by injecting significant liquidity into the system via overnight and term open-market repo operations. Importantly for money market investors, in October 2019 Fed Chair Powell announced the Fed’s intention to — and the New York Fed then began to purchase — $60 billion in Treasury bills per month within the secondary markets. The Fed’s purchases put downward pressure on money market yields and could continue to do so, especially for high quality government securities.

The Portfolio offered institutional investors tax-exempt return, a diversified municipal portfolio and liquidity throughout its most recent fiscal year ended November 30, 2019. This was achieved through purchases of select municipal fixed-rate notes, along with daily and weekly municipal variable rate demand notes (“VRDNs”). Strong demand for short-term municipal investments, arguably stoked by 2017’s U.S. tax reform, continued through most of 2019. During the fiscal year ended November 30, 2019, the Portfolio’s managers worked carefully to maintain a portfolio that was intended to produce attractive tax-exempt return while minimizing net asset value fluctuation.

For the fiscal year ended November 30, 2019, highly liquid daily and weekly municipal VRDNs averaged approximately 85% of the Portfolio’s holdings. These par securities anchored the Portfolio’s net asset value and provided a strong level of liquidity, as municipal VRDNs offer investors the option to tender the securities at par value within five business days. In addition to VRDNs, the managers locked in tax-exempt yield through purchases of fixed-rate one-year tax and revenue anticipation notes. These short-dated fixed-rate notes added portfolio duration and stabilized tax-exempt return.

For its most recent fiscal year ended November 30, 2019, the Portfolio posted a 1.34% (Shares class) return, compared with the 1.30%return of the iMoneyNet Fund Average™ — Tax-Free Institutional category. As of November 30, 2019, the Portfolio’s 7-day current yield was 0.94% (Shares class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2019

TOTAL RETURN	SHARES	IMONEYNET FUND AVERAGE™ – TAX-FREE INSTL
ONE YEAR	1.34%	1.30%
FIVE YEAR	0.67	0.65
TEN YEAR	0.36	0.35

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2019, the maturity analysis for the Municipal Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the iMoneyNet Money Fund Report
Averages, which are composites of professionally managed money market investments with similar investment objectives.

Information about Investment Considerations and Index Definitions can be found on pages 62 and 63.

OVERNIGHT (1 BUSINESS DAY)	23.2%
2 - 15 DAYS	63.6
98 - 180 DAYS	2.9
181 - 270 DAYS	6.7
271 - 366 DAYS	3.6

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Income from the Municipal Portfolio may be subject to federal alternative minimum tax (AMT) and state and local taxes.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

PRIME OBLIGATIONS PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

After raising interest rates for the ninth time during the current U.S. economic cycle at the December 2018 Federal Open Market Committee (“FOMC”) meeting, the FOMC abruptly shifted its view regarding monetary policy for 2019. Citing downside risks to the outlook for future economic growth, the FOMC reduced the federal funds target rate by 25 basis points at each of its July, September and October 2019 meetings. Money market rates moved meaningfully lower during the 12-month period ended November 30, 2019, along with rates across the yield curve, while much of the front end of the curve exhibited significant inversion. A confluence of factors, including less ample liquidity within the banking system than previously anticipated, prompted rates within the overnight repurchase agreement (“repo”) market to spike meaningfully in mid-September 2019. The Federal Reserve (“Fed”) responded by injecting significant liquidity into the system via overnight and term open-market repo operations. Money market credit spreads tightened during the first half of 2019, as inflows into prime money market funds were higher than expected. Credit spreads exhibited a more normal seasonal pattern of modest, orderly widening in late 2019. In the absence of significant credit events, prime money market fund flows should continue to be a key driver of pricing going forward.

We viewed the money market yield curve as attractive relative to our expected pace of Fed rate cuts and managed duration to be longer than the Portfolio’s peer group throughout the 12-month period ended November 30, 2019. We will continue to monitor market pricing closely and to selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2019, the Portfolio posted a 2.36% (Shares class) return, compared with the 2.17% return of the iMoneyNet Fund Average™ — First Tier Institutional category. As of November 30, 2019, the Portfolio’s 7-day current yield was 1.72% (Shares class).

INVESTMENT PERFORMANCE

AVERAGE ANNUAL RETURNS for periods ended November 30, 2019

TOTAL RETURN	SHARES	IMONEYNET FUND AVERAGE™ – FIRST TIER INSTL
ONE YEAR	2.36%	2.17%
FIVE YEAR	1.15	0.99
TEN YEAR	0.61	0.53

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here.

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.15%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to servicing fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2020 without the approval of the Board of Trustees. In the absence of these reimbursements, yield, total return, growth since inception and dividends would have been reduced. Total return is based on net change in net asset value assuming reinvestment of distributions. The 7-day current yield more closely reflects the current earnings of the Portfolio than the total returns.

MATURITY ANALYSIS

At November 30, 2019, the maturity analysis for the Prime Obligations Portfolio as a percentage of investments was:

MATURITY	%

We compare our Portfolios to the
iMoneyNet Money Fund Report Averages,
which are composites of professionally
managed money market investments with
similar investment objectives.

Information about Investment
Considerations and Index Definitions can
be found on pages 62 and 63.

OVERNIGHT (1 BUSINESS DAY)	34.6%
2 - 15 DAYS	16.0
16 - 30 DAYS	5.0
31 - 60 DAYS	17.3
61 - 97 DAYS	15.5
98 - 180 DAYS	8.5
181 - 270 DAYS	1.6
271 - 366 DAYS	1.5

You could lose money by investing in the Portfolio. Because the share price of the Portfolio will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MONEY MARKET PORTFOLIOS	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES	NOVEMBER 30, 2019

Amounts in thousands, except per share data	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
ASSETS:
Investments, at value	$27,675,330	$8,635,955	$16,179,490	$328,376	$4,027,490
Repurchase agreements, at value	22,781,500	6,307,786	9,938,000	–	406,699
Cash	671,371	–	275,753	55	19,656
Interest income receivable	77,734	22,282	39,560	718	6,145
Receivable for securities sold	188,528	70,525	125,938	–	–
Receivable for fund shares sold	439,438	249,714	–	–	–
Receivable from affiliates for expense reimbursements	544	242	404	38	60
Prepaid and other assets	182	62	109	7	43
Total Assets	51,834,627	15,286,566	26,559,254	329,194	4,460,093
LIABILITIES:
Cash overdraft	–	59,097	–	–	–
Payable for securities purchased	196,901	62,786	–	–	–
Payable for fund shares redeemed	–	1,965	27,641	–	–
Distributions payable to shareholders	66,988	18,870	35,042	266	6,496
Payable to affiliates:
Management fees	5,508	2,816	4,027	51	481
Custody fees	553	184	331	5	56
Shareholder servicing fees	1,585	–	–	–	–
Transfer agent fees	1,275	375	688	9	113
Trustee fees	32	104	67	3	4
Accrued other liabilities	870	331	562	39	90
Total Liabilities	273,712	146,528	68,358	373	7,240
Net Assets	$51,560,915	$15,140,038	$26,490,896	$328,821	$4,452,853
ANALYSIS OF NET ASSETS:
Capital stock	$51,559,840	$15,139,943	$26,490,679	$328,797	$4,452,265
Distributable earnings	1,075	95	217	24	588
Net Assets	$51,560,915	$15,140,038	$26,490,896	$328,821	$4,452,853
Net Assets:
Shares	$12,929,215	$15,138,062	$25,891,894	$328,821	$4,452,853
Service Shares	–	1,976	143,163	–	–
Premier Shares	38,631,700	–	–	–	–
Williams Capital Shares	–	–	455,839	–	–
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	12,928,868	15,137,934	25,891,702	328,821	4,452,179
Service Shares	–	1,976	143,161	–	–
Premier Shares	38,630,972	–	–	–	–
Williams Capital Shares	–	–	455,836	–	–
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.0000	$1.0002
Service Shares	–	1.00	1.00	–	–
Premier Shares	1.00	–	–	–	–
Williams Capital Shares	–	–	1.00	–	–
Investments, at cost	$27,675,330	$8,635,955	$16,179,490	$328,348	$4,026,914
Repurchase agreements, at cost	22,781,500	6,307,786	9,938,000	–	406,699

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2019

Amounts in thousands	TREASURY PORTFOLIO	U.S. GOVERNMENT PORTFOLIO	U.S. GOVERNMENT SELECT PORTFOLIO	MUNICIPAL PORTFOLIO	PRIME OBLIGATIONS PORTFOLIO
INVESTMENT INCOME:
Interest income	$1,023,310	$335,454	$585,608	$5,964	$85,715
Income from affiliates (Note 5)	10,805	356	3,591	–	–
Total Investment Income	1,034,115	335,810	589,199	5,964	85,715
EXPENSES:
Management fees	58,571	33,223	46,072	698	4,588
Custody fees	4,131	1,366	2,415	49	360
Transfer agent fees	6,759	2,167	3,840	58	529
Registration fees	839	346	578	55	107
Printing fees	20	10	28	34	8
Audit fees	82	45	64	20	24
Legal fees	249	129	181	64	76
Shareholder servicing fees	18,339	–	–	–	–
Trustee fees	566	204	360	12	48
Other	502	267	407	27	79
Total Expenses	90,058	37,757	53,945	1,017	5,819
Less expenses voluntarily reimbursed by investment adviser	(48)	–	–	–	–
Less expenses contractually reimbursed by investment adviser	(3,288)	(1,331)	(2,237)	(214)	(446)
Less custodian credits	–	(18)	–	(11)	(6)
Net Expenses	86,722	36,408	51,708	792	5,367
Net Investment Income	947,393	299,402	537,491	5,172	80,348
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	1,047	144	257	–	16
Net change in unrealized appreciation on:
Investments	–	–	–	26	519
Net Gains	1,047	144	257	26	535
Net Increase in Net Assets Resulting from Operations	$948,440	$299,546	$537,748	$5,198	$80,883

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

	TREASURY PORTFOLIO		U.S. GOVERNMENT PORTFOLIO
Amounts in thousands	2019	2018	2019	2018
OPERATIONS:
Net investment income	$947,393	$633,947	$299,402	$208,655
Net realized gains	1,047	428	144	210
Net change in unrealized appreciation (depreciation)	–	–	–	–
Net Increase in Net Assets Resulting from Operations	948,440	634,375	299,546	208,865
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from Shares transactions	8,697,403	(7,635,940)	1,940,251	(708,040)
Net increase (decrease) in net assets resulting from Service Shares transactions	–	–	683	(287)
Net increase in net assets resulting from Premier Shares transactions	4,582,147	541,859	–	–
Net increase (decrease) in net assets resulting from Williams Capital Shares transactions	–	–	–	–
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	13,279,550	(7,094,081)	1,940,934	(708,327)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(175,796)	(96,821)	(299,582)	(208,657)
Total Distributions to Shares Shareholders	(175,796)	(96,821)	(299,582)	(208,657)
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
Distributable earnings	–	–	(29)	(21)
Total Distributions to Service Shares Shareholders	–	–	(29)	(21)
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:
Distributable earnings	(771,934)	(537,770)	–	–
Total Distributions to Premier Shares Shareholders	(771,934)	(537,770)	–	–
DISTRIBUTIONS TO WILLIAMS CAPITAL SHARES SHAREHOLDERS:
Distributable earnings	–	–	–	–
Total Distributions to Williams Capital Shares Shareholders	–	–	–	–
Total Increase (Decrease) in Net Assets	13,280,260	(7,094,297)	1,940,869	(708,140)
NET ASSETS:
Beginning of year	38,280,655	45,374,952	13,199,169	13,907,309
End of year	$51,560,915	$38,280,655	$15,140,038	$13,199,169

(1)	The number of shares approximates the dollar amount of transactions, except for Municipal Portfolio and Prime Obligations Portfolio.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO		MUNICIPAL PORTFOLIO		PRIME OBLIGATIONS PORTFOLIO
2019	2018	2019	2018	2019	2018

$537,491	$383,335	$5,172	$3,984	$80,348	$55,074
257	187	–	–	16	46
–	–	26	16	519	(79)
537,748	383,522	5,198	4,000	80,883	55,041

1,930,209	406,111	(61,264)	172,296	1,441,324	467,835
30,127	(14,740)	(1,289)	(886)	(6,320)	6,320
–	–	–	–	–	–
239,470	(256,110)	–	–	–	–
2,199,806	135,261	(62,553)	171,410	1,435,004	474,155

(529,798)	(376,641)	(5,171)	(3,965)	(80,326)	(55,049)
(529,798)	(376,641)	(5,171)	(3,965)	(80,326)	(55,049)

(2,201)	(1,420)	(2)	(21)	(69)	(48)
(2,201)	(1,420)	(2)	(21)	(69)	(48)

–	–	–	–	–	–
–	–	–	–	–	–

(5,669)	(5,524)	–	–	–	–
(5,669)	(5,524)	–	–	–	–
2,199,886	135,198	(62,528)	171,424	1,435,492	474,099
24,291,010	24,155,812	391,349	219,925	3,017,361	2,543,262
$26,490,896	$24,291,010	$328,821	$391,349	$4,452,853	$3,017,361

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

TREASURY PORTFOLIO	SHARES
Selected per share data	2019	2018	2017	2016		2015
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.02	0.01	–	(1)	– (1)
Net realized gains (losses)(1)	–	–	–	–		–
Total from Investment Operations	0.02	0.02	0.01	–		–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.01)	–	(1)	– (1)
From net realized gains	– (1)	– (1)	–	–		–
Total Distributions Paid	(0.02)	(0.02)	(0.01)	–		–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00		$1.00
Total Return(2)	2.17%	1.63%	0.70%	0.23%		0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$12,929,215	$4,231,663	$11,867,693	$9,790,988		$16,591,396
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15	%(3)	0.08%
Expenses, before waivers, reimbursements and credits	0.16%	0.16%	0.16%	0.20	%(3)	0.21%
Net investment income, net of waivers, reimbursements and credits	2.09%	1.46%	0.71%	0.22	%(3)	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.08%	1.45%	0.70%	0.17	%(3)	(0.12)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)

Effective August 1, 2016, the investment adviser reduced the management fees paid by the Portfolio. Effective August 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.15%. Prior to August 1, 2016, the expense limitation had been 0.20%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO	PREMIER
Selected per share data	2019	2018	2017	2016(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.02	0.01	– (2)
Net realized gains (losses)(2)	–	–	–	–
Total from Investment Operations	0.02	0.02	0.01	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.01)	– (2)
From net realized gains	– (2)	– (2)	–	–
Total Distributions Paid	(0.02)	(0.02)	(0.01)	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return(3)	2.12%	1.58%	0.65%	0.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$38,631,700	$34,048,992	$33,507,259	$24,476,939
Ratio to average net assets of:(4)
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	2.11%	1.57%	0.67%	0.21%
Net investment income, before waivers, reimbursements and credits	2.10%	1.56%	0.66%	0.20%

(1)	For the period August 1, 2016 (commencement of operations) through November 30, 2016.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	13	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT PORTFOLIO	SHARES
Selected per share data	2019	2018	2017		2016		2015
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.02	0.01	(1)	–	(2)	– (2)
Net realized gains (losses)(2)	–	–	–		–		–
Total from Investment Operations	0.02	0.02	0.01		–		–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.01)		–	(2)	– (2)
Total Distributions Paid	(0.02)	(0.02)	(0.01)		–		–
Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(3)	2.09%	1.54%	0.62%		0.11%		0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$15,138,062	$13,197,876	$13,905,729		$4,919,953		$5,895,274
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25	%(4)	0.30	%(5)	0.12%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.30	%(4)	0.37%		0.36%
Net investment income, net of waivers, reimbursements and credits	2.07%	1.53%	0.62	%(4)	0.10	%(5)	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.06%	1.52%	0.57	%(4)	0.03%		(0.23)%

	SERVICE
Selected per share data	2019	2018	2017		2016		2015
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00		$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.02	0.01	(1)	–	(2)	– (2)
Net realized gains (losses)(2)	–	–	–		–		–
Total from Investment Operations	0.02	0.02	0.01		–		–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.01)		–	(2)	– (2)
Total Distributions Paid	(0.02)	(0.02)	(0.01)		–		–
Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00		$1.00
Total Return(3)	2.09%	1.54%	0.62%		0.11%		0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$1,976	$1,293	$1,580		$575		$8,842
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.25%	0.25%	0.25	%(4)	0.32	%(5)	0.12%
Expenses, before waivers, reimbursements and credits	0.26%	0.26%	0.30	%(4)	0.36%		0.36%
Net investment income, net of waivers, reimbursements and credits	2.03%	1.50%	0.66	%(4)	0.08	%(5)	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.02%	1.49%	0.61	%(4)	0.04%		(0.23)%

(1)	Net investment income for the fiscal year was calculated using the average shares outstanding method.
(2)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)	Effective April 1, 2017, the investment adviser reduced the contractual management fee rate paid by the Portfolio.
(5)

Effective July 1, 2016, the investment adviser agreed to increase the expense reimbursements it provides the Portfolio by contractually limiting the Portfolio’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.25%. Prior to July 1, 2016, the expense limitation had been 0.35%.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO	SHARES
Selected per share data	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.02	0.01	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–
Total from Investment Operations	0.02	0.02	0.01	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.01)	– (1)	– (1)
From net realized gains	– (1)	– (1)	–	–	–
Total Distributions Paid	(0.02)	(0.02)	(0.01)	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	2.13%	1.58%	0.66%	0.20%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$25,891,894	$23,961,606	$23,555,556	$23,689,538	$21,029,825
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.12%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	2.10%	1.57%	0.66%	0.20%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.09%	1.56%	0.65%	0.19%	(0.08)%

	SERVICE
Selected per share data	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.02	0.01	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–
Total from Investment Operations	0.02	0.02	0.01	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.01)	– (1)	– (1)
From net realized gains	– (1)	– (1)	–	–	–
Total Distributions Paid	(0.02)	(0.02)	(0.01)	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	2.13%	1.58%	0.66%	0.20%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$143,163	$113,037	$127,777	$172,258	$122,843
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.12%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	2.06%	1.59%	0.65%	0.21%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.05%	1.58%	0.64%	0.20%	(0.08)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT PORTFOLIO	WILLIAMS CAPITAL
Selected per share data	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.02	0.01	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–
Total from Investment Operations	0.02	0.02	0.01	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.01)	– (1)	– (1)
From net realized gains	– (1)	– (1)	–	–	–
Total Distributions Paid	(0.02)	(0.02)	(0.01)	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	2.13%	1.58%	0.66%	0.20%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$455,839	$216,367	$472,479	$474,161	$213,987
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.20%	0.20%	0.20%	0.12%
Expenses, before waivers, reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of waivers, reimbursements and credits	2.06%	1.54%	0.66%	0.21%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	2.05%	1.53%	0.65%	0.20%	(0.08)%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income and net realized gains were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

MUNICIPAL PORTFOLIO	SHARES
Selected per share data	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$0.9999	$0.9999	$1.0001	$1.0000 (1)	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0132	0.0117	0.0057	0.0016 (2)	– (3)
Net realized and unrealized gains (losses)	0.0001	– (4)	0.0001	0.0009	– (3)
Net increase from payment by affiliate	–	–	–	– (4)	–
Total from Investment Operations	0.0133	0.0117	0.0058	0.0025	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0132)	(0.0117)	(0.0060)	(0.0021)	– (3)
From net realized gains	–	–	– (4)	(0.0003)	–
Total Distributions Paid	(0.0132)	(0.0117)	(0.0060)	(0.0024)	–
Net Asset Value, End of Year	$1.0000	$0.9999	$0.9999	$1.0001	$1.00
Total Return(5)	1.34%	1.18%	0.58%	0.25%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$328,821	$390,060	$217,750	$747,324	$4,497,849
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.20%	0.21%	0.20%	0.15%	0.06%
Expenses, before waivers, reimbursements and credits	0.26%	0.25%	0.28%	0.22%	0.21%
Net investment income, net of waivers, reimbursements and credits	1.33%	1.18%	0.53%	0.16%	0.01%
Net investment income (loss), before waivers, reimbursements and credits	1.27%	1.14%	0.45%	0.09%	(0.14)%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amounts from net realized and unrealized gains (losses), net increase from payment by affiliate and distributions paid from net realized gains were less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS continued	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

PRIME OBLIGATIONS PORTFOLIO			SHARES
Selected per share data	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.0000	$1.0001	$1.0002	$1.0000 (1)	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.0231	0.0190 (2)	0.0099	0.0040 (2)	– (3)
Net realized and unrealized gains (losses)	0.0002	(0.0004)	(0.0001)	0.0006	– (3)
Total from Investment Operations	0.0233	0.0186	0.0098	0.0046	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.0231)	(0.0187)	(0.0099)	(0.0044)	– (3)
From net realized gains	–	–	– (4)	–	–
Total Distributions Paid	(0.0231)	(0.0187)	(0.0099)	(0.0044)	–
Net Asset Value, End of Year	$1.0002	$1.0000	$1.0001	$1.0002	$1.00
Total Return(5)	2.36%	1.88%	0.99%	0.46%	0.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$4,452,853	$3,011,041	$2,543,262	$1,711,024	$3,610,101
Ratio of average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before waivers, reimbursements and credits	0.16%	0.17%	0.17%	0.17%	0.17%
Net investment income, net of waivers, reimbursements and credits	2.27%	1.90%	1.01%	0.40%	0.06%
Net investment income, before waivers, reimbursements and credits	2.26%	1.88%	0.99%	0.38%	0.04%

(1)	Transacted at two decimals until October 11, 2016 (see Note 1).
(2)	Net investment income for the year ended was calculated using the average shares outstanding method.
(3)	Per share amounts from net investment income, net realized and unrealized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(4)	Per share amount from distributions paid from net realized gains was less than $0.0001 per share.
(5)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 53.7%

U.S. Treasury Bills – 13.9%

1.47%, 12/3/19 (1)	$100,000	$99,751

2.24%, 12/5/19 (1)	325,000	324,919

2.26%, 12/5/19 (1)	390,000	389,902

1.57%, 12/10/19 (1)	252,000	251,893

2.14%, 12/12/19 (1)	260,000	259,830

2.15%, 12/12/19 (1)	170,000	169,889

2.16%, 12/12/19 (1)	140,000	139,908

1.97%, 12/19/19 (1)	500,000	499,502

2.47%, 1/2/20 (1)	140,000	139,696

2.48%, 1/2/20 (1)	70,000	69,848

2.06%, 1/9/20 (1)	350,000	349,216

2.07%, 1/9/20 (1)	147,250	146,920

1.62%, 1/16/20 (1)	500,000	498,958

1.63%, 1/16/20 (1)	166,150	165,802

1.61%, 1/23/20 (1)	750,000	748,195

1.62%, 1/23/20 (1)	500,000	498,785

2.51%, 1/30/20 (1)	65,000	64,731

1.52%, 2/20/20 (1)	400,000	398,607

1.56%, 2/27/20 (1)	425,000	423,369

1.90%, 3/19/20 (1)	170,000	169,027

2.40%, 3/26/20 (1)	85,000	84,340

1.68%, 4/9/20 (1)	500,000	496,958

1.69%, 4/9/20 (1)	100,000	99,390

1.63%, 4/16/20 (1)	500,000	496,905

1.79%, 6/18/20 (1)	4,000	3,960

1.81%, 8/13/20 (1)	3,600	3,554

1.82%, 8/13/20 (1)	155,000	153,016
		7,146,871

U.S. Treasury Bonds – 1.5%

1.13%, 4/30/20	455,000	453,314

1.63%, 6/30/20	146,813	146,604

1.38%, 9/30/20	170,000	169,267
		769,185

U.S. Treasury Floating Rate Notes – 15.2%

(Floating, U.S. Treasury 3M Bill MMY + 0.00%), 1.57%, 12/2/19 (2)	2,470,754	2,470,584

(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 1.60%, 12/2/19 (2)	1,476,000	1,475,929

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 1.61%, 12/2/19 (2)	525,000	524,970

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 53.7% – continued

U.S. Treasury Floating Rate Notes – 15.2% – continued

(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 1.61%, 12/2/19 (2)	$1,496,700	$1,495,988

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 1.68%, 12/2/19 (2)	50,000	49,936

(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 1.71%, 12/2/19 (2)	563,000	562,317

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 1.79%, 12/2/19 (2)	1,246,250	1,245,758
		7,825,482

U.S. Treasury Notes – 23.1%

1.63%, 12/31/19	417,300	416,930

1.88%, 12/31/19	100,000	99,950

1.38%, 1/15/20	445,514	444,882

1.25%, 1/31/20	1,080,837	1,078,552

1.38%, 1/31/20	254,000	253,513

2.00%, 1/31/20	434,000	433,617

3.63%, 2/15/20	327,000	327,658

1.25%, 2/29/20	500,000	499,018

1.38%, 2/29/20	250,000	249,329

2.25%, 2/29/20	148,000	147,998

1.38%, 3/31/20	175,000	174,373

2.25%, 3/31/20	201,000	200,858

1.50%, 4/15/20	250,000	249,327

1.38%, 4/30/20	605,000	602,401

2.38%, 4/30/20	750,000	750,792

1.50%, 5/15/20	125,000	124,473

3.50%, 5/15/20	170,000	171,007

1.38%, 5/31/20	126,000	125,516

1.50%, 5/31/20	425,000	423,885

2.50%, 5/31/20	520,000	521,574

2.50%, 6/30/20	210,000	210,855

1.63%, 7/31/20	235,000	234,749

2.00%, 7/31/20	350,000	350,668

2.63%, 7/31/20	332,000	333,940

1.38%, 8/31/20	430,000	428,591

2.13%, 8/31/20	400,000	401,477

2.63%, 8/31/20	339,000	341,503

2.75%, 9/30/20	683,500	689,769

1.63%, 10/15/20	225,000	224,952

1.75%, 10/31/20	100,000	100,095

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 53.7% – continued

U.S. Treasury Notes – 23.1% – continued

2.88%, 10/31/20	$188,000	$190,080

1.75%, 11/15/20	175,000	175,166

2.63%, 11/15/20	671,150	677,332

2.75%, 11/30/20	276,000	278,962
		11,933,792
Total U.S. Government Obligations
(Cost $27,675,330)		27,675,330

Investments, at Amortized Cost
( $27,675,330)		27,675,330

REPURCHASE AGREEMENTS – 44.2%

Joint Repurchase Agreements – 0.2%(3)(4)

Bank of America Securities LLC, dated 11/29/19, repurchase price $50,016 1.60%, 12/6/19	50,000	50,000

Societe Generale, New York Branch, dated 11/29/19, repurchase price $50,016 1.63%, 12/6/19	50,000	50,000
		100,000

Repurchase Agreements – 44.0%(5)

Bank of Nova Scotia, dated 11/29/19, repurchase price $500,068 1.63%, 12/2/19	500,000	500,000

Barclays Bank PLC, dated 11/29/19, repurchase price $500,068 1.63%, 12/2/19	500,000	500,000

BMO Capital Markets Corp., dated11/29/19 repurchase price $355,048 1.63%, 12/2/19	355,000	355,000

BNP Paribas S.A., dated 11/29/19, repurchase price $180,024 1.63%, 12/2/19	180,000	180,000

BNP Paribas S.A., dated 11/25/19, repurchase price $1,502,888 1.65%, 1/6/20	1,500,000	1,500,000

BofA Securities, Inc., dated 11/29/19, repurchase price $700,933 1.60%, 12/6/19	700,000	700,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 44.2% – continued

Repurchase Agreements – 44.0% (5) – continued

Canadian Imperial Bank of Commerce, dated 11/6/19, repurchase price $400,587 1.60%, 12/9/19	$400,000	$400,000

Citigroup Global Markets, Inc., dated 11/29/19, repurchase price $1,500 1.63%, 12/2/19	1,500	1,500

Deutsche Bank A.G., dated 11/29/19, repurchase price $1,800,244 1.63%, 12/2/19	1,800,000	1,800,000

Fixed Income Clearing Co., dated 11/29/19, repurchase price $2,155,292 1.63%, 12/2/19	2,155,000	2,155,000

Goldman Sachs & Co., dated 11/27/19, repurchase price $500,150 1.54%, 12/4/19	500,000	500,000

Goldman Sachs & Co., dated 11/29/19, repurchase price $1,001,178 1.57%, 12/6/19	1,000,000	1,000,000

HSBC Securities (USA), Inc., dated 11/27/19, repurchase price $1,000,300 1.54%, 12/4/19	1,000,000	1,000,000

ING Financial Markets LLC, dated 11/29/19, repurchase price $145,020 1.63%, 12/2/19	145,000	145,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $2,645,360 1.63%, 12/2/19	2,645,000	2,645,000

NatWest Markets PLC, dated 11/29/19, repurchase price $1,985,270 1.63%, 12/2/19	1,985,000	1,985,000

Nomura Securities International, Inc., dated 11/29/19, repurchase price $1,375,188 1.64%, 12/2/19	1,375,000	1,375,000

RBC Dominion Securities, dated 11/29/19, repurchase price $2,750,374 1.63%, 12/2/19	2,750,000	2,750,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 44.2% – continued

Repurchase Agreements – 44.0% (5) – continued

RBC Dominion Securities, dated 11/27/19, repurchase price $1,250,375 1.54%, 12/4/19	$1,250,000	$1,250,000

Royal Bank of Canada, New York Branch, dated 11/29/19, repurchase price $500,068 1.63%, 12/2/19	500,000	500,000

Societe Generale S.A., dated 11/29/19, repurchase price $390,053 1.63%, 12/2/19	390,000	390,000

Societe Generale, New York Branch, dated 11/15/19, repurchase price $250,373 1.58%, 12/19/19	250,000	250,000

TD Securities (USA) LLC, dated 11/29/19, repurchase price $800,109 1.63%, 12/2/19	800,000	800,000
		22,681,500
Total Repurchase Agreements
(Cost $22,781,500)		22,781,500

Total Investments – 97.9%
(Cost $50,456,830)		50,456,830

Other Assets less Liabilities – 2.1%		1,104,085
NET ASSETS – 100.0%		$51,560,915

(1)	Discount rate at the time of purchase.
(2)

Variable rate security. Rate as of November 30, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$101,734	0.63% – 1.38%	1/15/20 – 7/15/21

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$670,989	0.00%	12/3/19 – 11/5/20
U.S. Treasury Bonds	$7,404,607	0.00% – 8.75%	2/15/20 – 11/15/49
U.S. Treasury Notes	$15,066,552	0.13% – 3.63%	12/1/19 – 11/15/29
Total	$23,142,148

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield

PLC – Public Limited Company

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Treasury Portfolio(1)	$–	$50,456,830	$–	$50,456,830

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 36.9% (1)

Federal Farm Credit Bank – 14.2%

FFCB Discount Notes,
2.42%, 1/14/20 (2)	$70,000	$69,795
2.17%, 1/15/20 (2)	30,000	29,920
2.11%, 1/21/20 (2)	50,000	49,853
2.06%, 1/29/20 (2)	52,000	51,827
2.05%, 2/18/20 (2)	47,000	46,791
2.06%, 2/26/20 (2)	10,000	9,951
2.42%, 3/10/20 (2)	100,000	99,336
2.06%, 3/11/20 (2)	10,000	9,943
2.35%, 3/24/20 (2)	21,000	20,846
2.41%, 3/30/20 (2)	55,000	54,564
2.35%, 4/2/20 (2)	25,000	24,802
2.04%, 4/7/20 (2)	18,000	17,871
2.12%, 4/9/20 (2)	45,000	44,660
2.02%, 4/21/20 (2)	45,000	44,647
2.06%, 4/22/20 (2)	20,000	19,839
2.35%, 5/20/20 (2)	24,000	23,735
2.09%, 6/2/20 (2)	20,000	19,789
1.91%, 8/10/20 (2)	25,000	24,670
1.61%, 8/21/20 (2)	23,000	22,732
1.90%, 9/1/20 (2)	15,000	14,786
1.89%, 9/15/20 (2)	40,000	39,399
1.62%, 11/4/20 (2)	20,000	19,699

FFCB Notes,
(Floating, U.S. Federal Funds + 0.03%), 1.58%, 12/2/19 (3)	85,000	84,993
(Floating, U.S. Federal Funds + 0.05%), 1.60%, 12/2/19 (3)	70,000	69,999
(Floating, U.S. SOFR + 0.07%), 1.62%, 12/2/19 (3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.10%), 1.65%, 12/2/19 (3)	145,000	144,989
(Floating, U.S. SOFR + 0.12%), 1.67%, 12/2/19 (3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.13%), 1.68%, 12/2/19 (3)	45,000	45,000
(Floating, U.S. Federal Funds + 0.14%), 1.69%, 12/2/19 (3)	75,000	75,030
(Floating, U.S. SOFR + 0.14%), 1.69%, 12/2/19 (3)	30,000	30,000
(Floating, U.S. Federal Funds + 0.15%), 1.70%, 12/2/19 (3)	45,000	44,997
(Floating, ICE LIBOR USD 1M -0.06%), 1.73%, 12/2/19 (3)	40,000	40,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 36.9% (1) – continued

Federal Farm Credit Bank – 14.2% – continued
(Floating, U.S. SOFR + 0.19%), 1.74%, 12/2/19 (3)	$34,000	$34,000
(Floating, U.S. Federal Funds + 0.22%), 1.77%, 12/2/19 (3)	25,000	25,000
(Floating, ICE LIBOR USD 1M + 0.08%), 1.88%, 12/2/19 (3)	47,000	46,998
(Floating, ICE LIBOR USD 1M + 0.09%), 1.88%, 12/4/19 (3)	50,000	50,000
(Floating, ICE LIBOR USD 1M -0.05%), 1.72%, 12/6/19 (3)	45,000	45,000
(Floating, ICE LIBOR USD 1M -0.05%), 1.71%, 12/9/19 (3)	125,000	125,000
(Floating, ICE LIBOR USD 1M -0.03%), 1.74%, 12/9/19 (3)	55,000	55,000
(Floating, ICE LIBOR USD 1M -0.07%), 1.69%, 12/11/19 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M -0.08%), 1.69%, 12/13/19 (3)	45,000	44,999
(Floating, ICE LIBOR USD 1M -0.03%), 1.74%, 12/16/19 (3)	50,000	50,000
(Floating, ICE LIBOR USD 1M + 0.00%), 1.76%, 12/16/19 (3)	45,000	45,000
(Floating, ICE LIBOR USD 1M -0.04%), 1.69%, 12/20/19 (3)	70,000	70,000
(Floating, ICE LIBOR USD 1M -0.07%), 1.64%, 12/23/19 (4)	40,000	40,000
(Floating, ICE LIBOR USD 1M + 0.00%), 1.71%, 12/25/19 (3)	32,000	32,008
(Floating, ICE LIBOR USD 3M -0.14%), 1.96%, 12/27/19 (3)	15,000	15,000
(Floating, ICE LIBOR USD 3M -0.14%), 1.96%, 1/1/20 (3)	60,000	60,000

(Floating, ICE LIBOR USD 3M -0.14%), 1.77%, 2/13/20 (3)	50,000	50,000
		2,152,468

Federal Home Loan Bank – 20.6%

FHLB Bonds,
2.06%, 1/24/20	150,000	149,991
1.66%, 2/11/20	90,000	89,993
1.69%, 4/17/20	95,000	94,992
2.63%, 5/28/20	40,000	40,081
1.93%, 6/16/20	95,000	95,000
1.94%, 6/16/20	95,000	95,000
1.95%, 6/17/20	50,000	50,000

FHLB Discount Notes,
2.29%, 12/4/19 (2)	55,000	54,990

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 36.9% (1) – continued

Federal Home Loan Bank – 20.6% – continued
1.94%, 12/6/19 (2)	$65,000	$64,983
1.96%, 12/18/19 (2)	60,000	59,945
1.65%, 1/2/20 (2)	45,000	44,933
2.04%, 1/22/20 (2)	35,000	34,897
1.65%, 1/24/20 (2)	55,000	54,864
1.64%, 1/27/20 (2)	50,000	49,868
1.60%, 1/28/20 (2)	125,000	124,668
1.60%, 1/30/20 (2)	95,000	94,736
1.57%, 2/14/20 (2)	130,000	129,575
1.57%, 2/19/20 (2)	125,000	124,564
1.59%, 2/26/20 (2)	115,000	114,555
1.58%, 2/28/20 (2)	50,000	49,806
1.87%, 3/20/20 (2)	95,000	94,463
1.61%, 6/2/20 (2)	95,000	94,223

FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 1.56%, 12/2/19 (3)	95,000	95,000
(Floating, U.S. SOFR + 0.02%), 1.57%, 12/2/19 (3)	171,000	171,000
(Floating, U.S. SOFR + 0.03%), 1.58%, 12/2/19 (3)	180,000	180,000
(Floating, U.S. SOFR + 0.05%), 1.60%, 12/2/19 (3)	109,000	109,000
(Floating, U.S. SOFR + 0.06%), 1.61%, 12/2/19 (3)	45,000	45,000
(Floating, U.S. SOFR + 0.07%), 1.62%, 12/2/19 (3)	35,000	35,000
(Floating, U.S. SOFR + 0.10%), 1.65%, 12/2/19 (3)	35,000	35,000
(Floating, ICE LIBOR USD 3M - 0.12%), 1.99%, 12/6/19 (4)	130,000	130,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.65%, 12/19/19 (3)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.67%, 12/23/19 (3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.64%, 12/27/19 (3)	150,000	150,000
(Floating, ICE LIBOR USD 1M - 0.01%), 1.69%, 12/27/19 (3)	35,000	34,999
(Floating, ICE LIBOR USD 3M - 0.21%), 1.80%, 2/18/20 (3)	125,000	125,000
		3,116,126

Federal Home Loan Mortgage Corporation – 1.9%

FHLMC Bonds, 1.38%, 5/1/20	60,000	59,792

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 36.9% (1) – continued

Federal Home Loan Mortgage Corporation – 1.9% – continued

FHLMC Discount Notes,
1.65%, 3/18/20 (2)	$60,000	$59,703

FHLMC Notes,
(Floating, U.S. SOFR + 0.03%), 1.58%, 12/2/19 (3)	175,000	175,000
		294,495

Federal National Mortgage Association – 0.2%

FNMA Notes,

(Floating, U.S. SOFR + 0.10%), 1.65%, 12/2/19 (3)	25,000	25,000
Total U.S. Government Agencies
(Cost $5,588,089)		5,588,089

U.S. GOVERNMENT OBLIGATIONS – 20.1%

U.S. Treasury Bills – 3.8%
2.24%, 12/5/19 (2)	100,000	99,975
2.14%, 12/12/19 (2)	85,000	84,944
2.15%, 12/12/19 (2)	60,000	59,961
2.16%, 12/12/19 (2)	50,000	49,967
2.47%, 1/2/20 (2)	50,000	49,891
2.48%, 1/2/20 (2)	25,000	24,946
2.06%, 1/9/20 (2)	60,000	59,866
2.48%, 1/30/20 (2)	15,000	14,939
1.90%, 3/19/20 (2)	55,000	54,685
2.40%, 3/26/20 (2)	30,000	29,767
1.82%, 8/13/20 (2)	50,000	49,360
		578,301

U.S. Treasury Bonds – 0.6%
1.63%, 6/30/20	50,000	49,856
2.63%, 8/15/20	45,000	45,260
		95,116

U.S. Treasury Floating Rate Notes – 2.7%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 1.61%, 12/2/19 (3)	85,000	84,994
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 1.68%, 12/2/19 (3)	60,000	59,930
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 1.79%, 12/2/19 (3)	260,000	259,932
		404,856

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 20.1% – continued

U.S. Treasury Notes – 13.0%
1.63%, 12/31/19	$165,000	$164,858
1.38%, 1/15/20	60,000	59,915
1.38%, 1/31/20	100,000	99,877
2.00%, 1/31/20	100,000	99,992
3.63%, 2/15/20	300,000	300,603
1.38%, 3/31/20	85,000	84,722
2.25%, 3/31/20	111,000	111,045
2.38%, 4/30/20	105,000	105,145
1.50%, 5/15/20	125,000	124,473
2.50%, 5/31/20	170,000	170,515
2.63%, 7/31/20	215,000	216,189
1.38%, 8/31/20	55,000	54,822
2.75%, 9/30/20	55,000	55,382
1.63%, 10/15/20	35,000	34,998
1.38%, 10/31/20	80,000	79,797
2.88%, 10/31/20	185,000	187,048
2.75%, 11/30/20	20,000	20,212
		1,969,593
Total U.S. Government Obligations
(Cost $3,047,866)		3,047,866

Investments, at Amortized Cost
($8,635,955)		8,635,955

REPURCHASE AGREEMENTS – 41.7%

Joint Repurchase Agreements – 1.4% (5)(6)

Bank of America Securities LLC, dated 11/29/19, repurchase price $106,426 1.60%, 12/6/19	106,393	106,393

Societe Generale, New York Branch, dated 11/29/19, repurchase price $106,427 1.63%, 12/6/19	106,393	106,393
		212,786

Repurchase Agreements – 40.3% (7)

Bank of America N.A., dated 11/29/19, repurchase price $400,055 1.64%, 12/2/19	400,000	400,000

Bank of America Securities, Inc., dated 11/29/19, repurchase price $250,136 1.63%, 12/6/19	250,000	250,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 41.7% – continued

Repurchase Agreements – 40.3% (7) – continued

Bank of Nova Scotia, dated 11/29/19, repurchase price $100,014 1.63%, 12/2/19	$100,000	$100,000

Bank of Nova Scotia , dated 11/29/19, repurchase price $300,041 1.65%, 12/2/19	300,000	300,000

BNP Paribas S.A., dated 11/29/19, repurchase price $100,014 1.64%, 12/2/19	100,000	100,000

BNP Paribas S.A., dated 11/25/19, repurchase price $350,678 1.66%, 1/6/20	350,000	350,000

Citigroup Global Markets, Inc., dated 11/29/19, repurchase price $135,018 1.63%, 12/2/19	135,000	135,000

Fixed Income Clearing Co., dated 11/29/19, repurchase price $960,130 1.63%, 12/2/19	960,000	960,000

Goldman Sachs & Co., dated 11/29/19, repurchase price $900,122 1.62%, 12/2/19	900,000	900,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $300,041 1.63%, 12/2/19	300,000	300,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $100,014 1.65%, 12/2/19	100,000	100,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $150,205 1.60%, 3/3/20	150,000	150,000

Royal Bank of Canada, New York Branch, dated 11/29/19, repurchase price $750,103 1.65%, 12/2/19	750,000	750,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 41.7% – continued

Repurchase Agreements – 40.3% (7) – continued

Royal Bank of Canada, New York Branch, dated 11/27/19, repurchase price $650,195 1.54%, 12/4/19	$650,000	$650,000

Societe Generale, New York Branch, dated 11/27/19, repurchase price $650,197 1.56%, 12/4/19	650,000	650,000
		6,095,000
Total Repurchase Agreements
(Cost $6,307,786)		6,307,786

Total Investments – 98.7%
(Cost $14,943,741)		14,943,741

Other Assets less Liabilities – 1.3%		196,297
NET ASSETS – 100.0%		$15,140,038

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of November 30, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of November 30, 2019 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES

U.S. Treasury Notes	$216,475	0.63% – 1.38%	1/15/20 – 7/15/21

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES

FHLB	$18,534	3.00% – 4.20%	3/10/28 – 5/28/36

FHLMC	$881,752	1.57% – 8.00%	1/15/20 – 11/1/49

FNMA	$2,551,941	0.00% – 6.00%	9/1/22 – 2/1/57

GNMA	$1,023,840	2.50% – 7.00%	9/15/24 – 1/15/54

TVA	$65	0.00%	1/15/27
U.S. Treasury Bills	$1	0.00%	1/30/20 – 11/5/20

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES

U.S. Treasury Bonds	$464,511	0.00% – 8.75%	2/15/20 – 8/15/48
U.S. Treasury Notes	$1,319,727	0.25% – 2.88%	4/30/20 – 7/15/29
Total	$6,260,371

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M	– 1 Month

3M	– 3 Month

FFCB	– Federal Farm Credit Bank

FHLB	– Federal Home Loan Bank

FHLMC	– Federal Home Loan Mortgage Corporation

FNMA	– Federal National Mortgage Association

GNMA	– Government National Mortgage Association

ICE	– Intercontinental Exchange

LIBOR	– London Interbank Offered Rate

MMY	– Money Market Yield

SOFR	– Secured Overnight Financing Rate

TVA	– Tennessee Valley Authority

USD	– United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	25	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	NOVEMBER 30, 2019

Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Portfolio(1)	$–	$14,943,741	$–	$14,943,741

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	26	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.4% (1)

Federal Farm Credit Bank – 14.3%

FFCB Bonds,
1.20%, 12/17/19	$50,000	$49,975
1.42%, 5/13/20	25,000	24,912
1.75%, 6/10/20	50,000	49,880

FFCB Discount Notes,
1.55%, 12/2/19 (2)	45,000	44,998
1.66%, 1/16/20 (2)	40,000	39,916
1.66%, 1/17/20 (2)	30,000	29,936
2.00%, 2/3/20 (2)	25,000	24,912
2.06%, 2/26/20 (2)	16,000	15,921
1.59%, 3/4/20 (2)	15,000	14,938
2.42%, 3/6/20 (2)	125,000	124,203
2.06%, 3/11/20 (2)	15,000	14,915
1.88%, 3/17/20 (2)	30,000	29,835
1.88%, 3/24/20 (2)	50,000	49,707
2.02%, 4/2/20 (2)	30,000	29,796
2.04%, 4/7/20 (2)	26,000	25,814
1.87%, 4/15/20 (2)	41,000	40,715
2.02%, 4/21/20 (2)	45,000	44,647
1.93%, 4/22/20 (2)	50,000	49,613
2.06%, 4/22/20 (2)	30,000	29,768
1.64%, 5/19/20 (2)	20,000	19,847
1.62%, 5/20/20 (2)	10,000	9,898
2.35%, 5/20/20 (2)	34,000	33,652
1.86%, 5/21/20 (2)	25,000	24,781
1.90%, 6/9/20 (2)	50,000	49,504
1.90%, 6/22/20 (2)	40,000	39,576
1.91%, 7/22/20 (2)	34,000	33,584
1.91%, 8/10/20 (2)	45,000	44,405
1.85%, 8/11/20 (2)	30,000	29,615
1.90%, 9/1/20 (2)	25,000	24,643
1.89%, 9/15/20 (2)	70,000	68,949
1.62%, 11/4/20 (2)	30,000	29,548
1.62%, 11/10/20 (2)	25,000	24,617

FFCB Notes,
(Floating, U.S. Federal Funds + 0.03%), 1.58%, 12/2/19 (3)	150,000	149,987

(Floating, U.S. Federal Funds + 0.05%), 1.60%, 12/2/19 (3)	115,000	114,998

(Floating, U.S. SOFR + 0.07%), 1.62%, 12/2/19 (3)	35,000	35,000

(Floating, U.S. Federal Funds + 0.09%), 1.64%, 12/2/19 (3)	97,500	97,489

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.4% (1) – continued

Federal Farm Credit Bank – 14.3% – continued

(Floating, U.S. Federal Funds + 0.10%), 1.65%, 12/2/19 (3)	$225,000	$224,983

(Floating, U.S. Federal Funds + 0.12%), 1.67%, 12/2/19 (3)	38,000	37,999

(Floating, U.S. SOFR + 0.12%), 1.67%, 12/2/19 (3)	70,000	70,000

(Floating, U.S. Federal Funds + 0.13%), 1.68%, 12/2/19 (3)	175,000	175,000

(Floating, U.S. Federal Funds + 0.14%), 1.69%, 12/2/19 (3)	133,000	133,053

(Floating, U.S. SOFR + 0.14%), 1.69%, 12/2/19 (3)	50,000	50,000

(Floating, ICE LIBOR USD 1M -0.09%), 1.70%, 12/2/19 (3)	130,000	129,999

(Floating, U.S. Federal Funds + 0.15%), 1.70%, 12/2/19 (3)	30,000	29,998

(Floating, ICE LIBOR USD 1M -0.06%), 1.73%, 12/2/19 (3)	60,000	60,000

(Floating, U.S. SOFR + 0.19%), 1.74%, 12/2/19 (3)	62,000	62,000

(Floating, U.S. Federal Funds + 0.22%), 1.77%, 12/2/19 (3)	131,200	131,183

(Floating, ICE LIBOR USD 1M + 0.07%), 1.86%, 12/2/19 (3)	100,000	100,000

(Floating, ICE LIBOR USD 1M + 0.08%), 1.88%, 12/2/19 (3)	87,000	86,996

(Floating, ICE LIBOR USD 1M + 0.09%), 1.88%, 12/4/19 (3)	90,000	90,000

(Floating, ICE LIBOR USD 1M -0.03%), 1.73%, 12/9/19 (3)	50,000	50,000

(Floating, ICE LIBOR USD 1M -0.03%), 1.74%, 12/9/19 (3)	169,000	169,000

(Floating, ICE LIBOR USD 1M -0.07%), 1.69%, 12/11/19 (3)	30,000	30,000

(Floating, ICE LIBOR USD 1M -0.08%), 1.69%, 12/13/19 (3)	80,000	79,999

(Floating, ICE LIBOR USD 1M -0.03%), 1.74%, 12/16/19 (3)	170,000	169,999

(Floating, ICE LIBOR USD 1M + 0.00%), 1.76%, 12/16/19 (3)	80,000	80,000

(Floating, ICE LIBOR USD 1M -0.03%), 1.69%, 12/20/19 (3)	90,000	89,999

(Floating, ICE LIBOR USD 1M -0.07%), 1.64%, 12/23/19 (4)	70,000	70,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	27	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.4% (1) – continued

Federal Farm Credit Bank – 14.3% – continued

(Floating, ICE LIBOR USD 3M - 0.14%), 1.96%, 12/27/19 (3)	$20,000	$20,000

(Floating, ICE LIBOR USD 3M - 0.14%), 1.77%, 2/13/20 (3)	85,000	85,000
		3,789,702

Federal Home Loan Bank – 25.1%

FHLB Bonds,
2.06%, 1/24/20	230,000	229,987
1.66%, 2/11/20	175,000	174,987
1.69%, 4/17/20	175,000	174,985
2.63%, 5/28/20	147,075	147,481
1.93%, 6/16/20	180,000	180,000
1.94%, 6/16/20	175,000	175,000
1.95%, 6/17/20	85,000	85,000

FHLB Discount Notes,
2.29%, 12/4/19 (2)	91,000	90,983
1.94%, 12/6/19 (2)	110,000	109,970
2.01%, 12/20/19 (2)	250,000	249,736
1.64%, 1/2/20 (2)	205,000	204,696
1.65%, 1/2/20 (2)	85,000	84,874
1.69%, 1/15/20 (2)	137,000	136,712
1.71%, 1/15/20 (2)	242,000	241,491
2.04%, 1/22/20 (2)	49,000	48,856
1.65%, 1/24/20 (2)	105,000	104,741
1.64%, 1/27/20 (2)	175,000	174,537
1.60%, 1/28/20 (2)	250,000	249,335
1.60%, 1/30/20 (2)	175,000	174,513
1.57%, 2/19/20 (2)	250,000	249,128
1.59%, 2/26/20 (2)	162,000	161,374
1.62%, 2/26/20 (2)	60,000	59,768
1.58%, 2/28/20 (2)	75,000	74,709
1.87%, 3/20/20 (2)	165,000	164,067
1.61%, 6/2/20 (2)	170,000	168,610

FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 1.56%, 12/2/19 (3)	150,000	150,000

(Floating, U.S. SOFR + 0.02%), 1.57%, 12/2/19 (3)	302,000	302,000

(Floating, U.S. SOFR + 0.03%), 1.58%, 12/2/19 (3)	346,000	346,000

(Floating, U.S. SOFR + 0.05%), 1.60%, 12/2/19 (3)	203,000	203,000

(Floating, U.S. SOFR + 0.06%), 1.61%, 12/2/19 (3)	90,000	90,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 39.4% (1) – continued

Federal Home Loan Bank – 25.1% – continued

(Floating, U.S. SOFR + 0.07%), 1.62%, 12/2/19 (3)	$65,000	$65,000

(Floating, U.S. SOFR + 0.08%), 1.63%, 12/2/19 (3)	193,000	193,000

(Floating, U.S. SOFR + 0.10%), 1.65%, 12/2/19 (3)	60,000	60,000

(Floating, U.S. SOFR + 0.12%), 1.67%, 12/2/19 (3)	80,000	80,000

(Floating, ICE LIBOR USD 3M -0.12%), 1.99%, 12/6/19 (4)	235,000	235,000

(Floating, ICE LIBOR USD 1M -0.08%), 1.65%, 12/19/19 (3)	245,000	245,000

(Floating, ICE LIBOR USD 1M -0.06%), 1.67%, 12/23/19 (3)	275,000	275,000

(Floating, ICE LIBOR USD 3M -0.21%), 1.90%, 12/25/19 (3)	185,000	185,000

(Floating, ICE LIBOR USD 1M -0.01%), 1.69%, 12/27/19 (3)	60,000	59,998

(Floating, ICE LIBOR USD 3M -0.21%), 1.80%, 2/18/20 (3)	250,000	250,000
		6,654,538
Total U.S. Government Agencies
(Cost $10,444,240)		10,444,240

U.S. GOVERNMENT OBLIGATIONS – 21.7%

U.S. Treasury Bills – 3.6%
2.24%, 12/5/19 (2)	180,000	179,955
2.14%, 12/12/19 (2)	145,000	144,905
2.15%, 12/12/19 (2)	95,000	94,938
2.16%, 12/12/19 (2)	75,000	74,951
2.47%, 1/2/20 (2)	85,000	84,815
2.48%, 1/2/20 (2)	40,000	39,913
2.06%, 1/9/20 (2)	100,000	99,776
2.48%, 1/30/20 (2)	35,000	34,857
1.90%, 3/19/20 (2)	95,000	94,456
2.40%, 3/26/20 (2)	50,000	49,612
1.82%, 8/13/20 (2)	65,000	64,168
		962,346

U.S. Treasury Bonds – 1.1%
1.13%, 4/30/20	75,000	74,767
1.63%, 6/30/20	86,305	86,056
2.63%, 8/15/20	90,000	90,521
1.38%, 9/30/20	30,000	29,871
		281,215

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	28	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 21.7% – continued

U.S. Treasury Floating Rate Notes – 2.6%

(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 1.61%, 12/2/19 (3)	$150,000	$149,990

(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 1.68%, 12/2/19 (3)	109,000	108,872

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 1.79%, 12/2/19 (3)	415,000	414,881
		673,743

U.S. Treasury Notes – 14.4%
1.63%, 12/31/19	300,000	299,743
1.38%, 1/15/20	300,000	299,574
1.38%, 1/31/20	155,000	154,809
2.00%, 1/31/20	150,000	149,988
3.63%, 2/15/20	275,000	275,553
1.25%, 2/29/20	100,000	99,791
1.38%, 2/29/20	466,918	466,136
1.63%, 3/15/20	46,746	46,687
1.38%, 3/31/20	165,000	164,462
2.25%, 3/31/20	188,000	188,075
2.38%, 4/30/20	150,000	150,207
2.50%, 5/31/20	305,000	305,924
2.50%, 6/30/20	30,000	30,122
1.63%, 7/31/20	140,000	139,850
2.63%, 7/31/20	240,000	241,332
1.38%, 8/31/20	100,000	99,677
2.75%, 9/30/20	65,000	65,451
1.63%, 10/15/20	60,000	59,996
1.38%, 10/31/20	44,950	44,836
2.88%, 10/31/20	385,000	389,263
2.63%, 11/15/20	55,000	55,507
2.75%, 11/30/20	90,000	90,963
		3,817,946
Total U.S. Government Obligations
(Cost $5,735,250)		5,735,250

Investments, at Amortized Cost
( $16,179,490)		16,179,490

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.5% (5)

Repurchase Agreements – 37.5%

Bank of America N.A., dated 11/29/19, repurchase price $1,625,222 1.64%, 12/2/19	$1,625,000	$1,625,000

Bank of America Securities, Inc., dated 11/29/19, repurchase price $700,096 1.64%, 12/2/19	700,000	700,000

Bank of Nova Scotia, dated 11/29/19, repurchase price $1,000,137 1.65%, 12/2/19	1,000,000	1,000,000

Citigroup Global Markets, Inc., dated 11/29/19, repurchase price $43,006 1.63%, 12/2/19	43,000	43,000

Fixed Income Clearing Co., dated 11/29/19, repurchase price $1,300,176 1.63%, 12/2/19	1,300,000	1,300,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $405,055 1.63%, 12/2/19	405,000	405,000

Royal Bank of Canada, New York Branch, dated 11/29/19, repurchase price $2,700,371 1.65%, 12/2/19	2,700,000	2,700,000

Societe Generale S.A., dated 11/29/19, repurchase price $400,054 1.63%, 12/2/19	400,000	400,000

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	29	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 37.5% (5) – continued

Repurchase Agreements – 37.5% – continued

Societe Generale S.A., dated 11/29/19, repurchase price $500,069 1.65%, 12/2/19	$500,000	$500,000

Societe Generale, New York Branch, dated 11/29/19, repurchase price $1,265,174 1.65%, 12/2/19	1,265,000	1,265,000
		9,938,000
Total Repurchase Agreements
(Cost $9,938,000)		9,938,000

Total Investments – 98.6%
(Cost $26,117,490)		26,117,490

Other Assets less Liabilities – 1.4%		373,406
NET ASSETS – 100.0%		$26,490,896

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of November 30, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of November 30, 2019 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES

FHLMC	$1,093,437	2.33% – 6.00%	2/1/20 –11/1/49

FNMA	$3,651,716	2.32% – 8.00%	8/1/22 – 1/1/57

GNMA	$2,468,452	2.50% – 7.00%	1/20/26 – 9/15/60

U.S. Treasury Bonds	$851,151	0.00% – 8.75%	8/15/20 –11/15/48

U.S. Treasury Notes	$2,142,042	0.13% – 3.00%	2/29/20 – 5/15/28

Total	$10,206,798

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Portfolio(1)	$–	$26,117,490	$–	$26,117,490

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	30	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9%

Alabama – 1.4%

Hoover Housing Variable Revenue Refunding Bonds, Royal Oaks Apartments Project, 1.15%, 12/9/19 (1)(2)	$4,500	$4,500

Alaska – 0.4%

Valdez Marine Terminal Revenue Refundng Bonds, Series A, Exxon Pipeline Co. Project, 1.12%, 12/2/19 (1)(2)	900	900

Valdez Marine Terminal Revenue Refundng Bonds, Series B, Exxon Pipeline Co. Project, 1.12%, 12/2/19 (1)(2)	300	300
		1,200

California – 1.4%

California State Statewide Communities Development Authority MFH Variable Revenue Bonds, Series WW (AMT), David Avenue Apartments, 1.12%, 12/9/19 (1)(2)	4,500	4,500

Colorado – 4.9%

Colorado State Educational & Cultural Facilities Authority Adjustable Revenue Bonds, Bethany Lutheran School Project (U.S. Bank N.A. LOC), 1.13%, 12/9/19 (1)(2)	5,755	5,755

Colorado State Educational Loan Program TRANS, Series A, 3.00%, 6/29/20	4,000	4,043

Colorado State General Fund TRANS, 5.00%, 6/26/20	6,200	6,334
		16,132

District of Columbia – 0.4%

District of Columbia Water & Sewer Authority Public Utility Variable Revenue Bonds, Subseries B-2, Subordinate Lien, 1.14%, 12/9/19 (1)(2)	1,260	1,260

Florida – 7.0%

Florida State Housing Finance Corp. MFH Revenue Refunding Mortgage Bonds, Cypress Lake Apartment M-1, 1.10%, 12/9/19 (1)(2)	3,500	3,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Florida – 7.0% – continued

Florida State Housing Finance Corp. Revenue Refunding Bonds, Series 1, Lighthouse Bay Apartments, 1.10%, 12/9/19 (1)(2)	$6,950	$6,950

Florida State Housing Financial Agency Adjustable Revenue Bonds, Multifamily Sun Pointe Cove Apartments (FNMA Insured), 1.12%, 12/9/19 (1)(2)	7,300	7,300

Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital-Adventist Health System, 1.14%, 12/9/19 (1)(2)	930	930

Orange County HFA Variable Revenue Bonds, Series B (AMT), Marbella Cove (Washington Mutual Bank LOC), 1.15%, 12/9/19 (1)(2)	4,185	4,185
		22,865

Georgia – 2.1%

Gordon County Development Authority Adjustable Revenue Bonds (AMT), Pine Hall Brick Co., Inc. Project (Branch Banking & Trust LOC), 1.21%, 12/9/19 (1)(2)	1,090	1,090

Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2019-XL0118, 1.11%, 12/9/19 (1)(2)(3)	5,885	5,885
		6,975

Idaho – 1.5%

Idaho State G.O. Unlimited TANS, 3.00%, 6/30/20	2,000	2,022

Idaho State Housing & Finance Association MFH Variable Revenue Bonds, Series A, Traditions At Boise Apartments, 1.12%, 12/9/19 (1)(2)	2,990	2,990
		5,012

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	31	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Illinois – 13.0%

Illinois State Development Finance Authority Adjustable Revenue Bonds, YMCA Metro Chicago Project (BMO Harris Bank N.A. LOC), 1.15%, 12/9/19 (1)(2)	$3,000	$3,000

Illinois State Development Finance Authority Variable Convertible Revenue Bonds, Series B, Evanston Northwestern, 1.17%, 12/2/19 (1)(2)	2,275	2,275

Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank N.A. LOC), 1.08%, 12/9/19 (1)(2)	50	50

Illinois State Development Finance Authority Variable Revenue Bonds, Wheaton Academy Project (BMO Harris Bank N.A. LOC), 1.19%, 12/9/19 (1)(2)	6,000	6,000

Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Augustana College (Harris Bank Joliet LOC), 1.10%, 12/9/19 (1)(2)	4,590	4,590

Illinois State Finance Authority MFH Variable Revenue Bonds, Series A (AMT), Autumn Ridge Apartments, 1.16%, 12/9/19 (1)(2)	4,025	4,025

Illinois State Finance Authority Solid Waste Variable Revenue Bonds (AMT), Disposal Facility Kuusakoski (Nordea Bank AB LOC), 1.23%, 12/9/19 (1)(2)	5,325	5,325

Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank N.A. LOC), 1.19%, 12/9/19 (1)(2)	1,600	1,600

Illinois State Finance Authority Variable Revenue Bonds, Series A-2, Northwestern Memorial Hospital, 1.10%, 12/9/19 (1)(2)	2,000	2,000

Illinois State Finance Authority Variable Revenue Refunding Bonds, Hospital Sisters Services (Bank of Montreal LOC), 1.08%, 12/9/19 (1)(2)	1,800	1,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Illinois – 13.0% – continued

Illinois State Health Facilities Authority Variable Revenue Refunding Bonds, Evanston Hospital Corp., 1.13%, 12/9/19 (1)(2)	$5,300	$5,300

Southwestern Development Authority Variable Revenue Bonds, Arizona, Inc. Project (FHLB LOC), 1.17%, 12/9/19 (1)(2)	800	800

Southwestern Illinois Development Authority Solid Waste Disposal Facilities Variable Revenue Bonds, Series B (AMT), Center Ethanol Co. LLC (Reliance Bank LOC), 1.24%, 12/9/19 (1)(2)	6,000	6,000
		42,765

Indiana – 0.4%

Indiana State Development Finance Authority Variable Revenue Bonds (AMT), TTP, Inc. Project (U.S. Bank N.A. LOC), 1.21%, 12/9/19 (1)(2)	1,195	1,195

Iowa – 3.1%

Iowa State Finance Authority Community Variable Revenue Bonds, Series B, Wesley Retirement Services (Bank of America N.A. LOC), 1.11%, 12/9/19 (1)(2)	3,960	3,960

Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 1.11%, 12/9/19 (1)(2)	2,755	2,755

Iowa State Higher Educational Loan Authority Variable Revenue Refunding Bonds, Loras Private College Facility (Bank of America N.A. LOC), 1.13%, 12/2/19 (1)(2)	3,405	3,405
		10,120

Kansas – 0.3%

Mission MFH Variable Revenue Refunding Bonds (AMT), The Falls Apartments Project (U.S. Bank N.A. LOC), 1.16%, 12/9/19 (1)(2)	1,000	1,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	32	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Louisiana – 4.3%

East Baton Rouge Parish Solid Waste Adjustable Revenue Bonds (AMT), ExxonMobil Project, 1.15%, 12/2/19 (1)(2)	$1,200	$1,200

Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding Bonds, Loop LLC Project (JPMorgan Chase Bank N.A. LOC), 1.15%, 12/9/19 (1)(2)	5,000	5,000

Louisiana State Public Facilities Authority Variable Revenue Refunding Bonds, Multifamily Kingston Village Apartments (FNMA Insured) (FNMA LOC), 1.15%, 12/9/19 (1)(2)	7,900	7,900
		14,100

Maryland – 0.6%

Baltimore County G.O. Unlimited BANS, 4.00%, 3/19/20	2,000	2,017

Massachusetts – 4.0%

Massachusetts State G.O. RANS Series B, 4.00%, 5/21/20	6,500	6,586

Massachusetts State G.O. RANS Series C, 4.00%, 6/18/20	6,000	6,093

Massachusetts State Housing Finance Agency Variable Revenue Bonds, Princeton Westford Project (Bank of America N.A. LOC), 1.13%, 12/9/19 (1)(2)	535	535
		13,214

Michigan – 5.3%

Michigan State Building Authority Facilities Program Variable Revenue Refunding Bonds, Series I (Citibank N.A. LOC), 1.08%, 12/9/19 (1)(2)	4,200	4,200

Michigan State Finance Authority Revenue Bonds, Healthcare Equipment Loan Program (JPMorgan Chase Bank N.A. LOC), 1.11%, 12/9/19 (1)(2)	2,150	2,150

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Michigan – 5.3% – continued

Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding), 4.00%, 8/20/20	$1,000	$1,020

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds, Kroger Co. Recovery Zone (Bank of Tokyo-Mitsubishi UFJ LOC), 1.14%, 12/9/19 (1)(2)	9,900	9,900
		17,270

Minnesota – 5.2%

Bloomington MFH Variable Revenue Refunding Bonds, Series A-1 (AMT), Norlan Partner (FNMA LOC), 1.21%, 12/9/19 (1)(2)	4,390	4,390

Minneapolis Student Residence Variable Revenue Bonds, Riverton Community Housing Project (Bridgewater Bank LOC), 1.19%, 12/9/19 (1)(2)	5,425	5,425

Minnetonka MFH Variable Revenue Bonds, Minnetonka Hills Apartment (FNMA LOC), 1.19%, 12/9/19 (1)(2)	3,480	3,480

New Brighton MFH Variable Revenue Bonds (AMT), Golden Pond Housing Project (FNMA LOC), 1.21%, 12/9/19 (1)(2)	920	920

Saint Paul Port Authority MFH Variable Revenue Refunding Bonds, Bigos Sibley Project, 1.22%, 12/9/19 (1)(2)	3,000	3,000
		17,215

Mississippi – 4.2%

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series B, Chevron U.S.A., Inc. Project, 1.12%, 12/2/19 (1)(2)	2,800	2,800

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series D, Chevron U.S.A., Inc. Project, 1.12%, 12/2/19 (1)(2)	400	400

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	33	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Mississippi – 4.2% – continued

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series E, Chevron U.S.A., Inc. Project, 1.12%, 12/2/19 (1)(2)	$4,300	$4,300

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series I, Chevron U.S.A., Inc. Project, 1.12%, 12/2/19 (1)(2)	965	965

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series K, Chevron U.S.A., Inc. Project, 1.12%, 12/2/19 (1)(2)	4,500	4,500

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series L, Chevron U.S.A., Inc. Project, 1.12%, 12/2/19 (1)(2)	1,000	1,000
		13,965

Missouri – 2.7%

Platte County IDA Adjustable Revenue Refunding Bonds, Housing Wexford Project (FHLMC LOC), 1.14%, 12/9/19 (1)(2)	100	100

Saint Louis Missouri City IDA Variable Revenue Bonds, Mid-America Transplant Services (BMO Harris Bank N.A. LOC), 1.19%, 12/2/19 (1)(2)	2,970	2,970

Springfield IDA Variable Revenue Bonds (AMT), ABEC, Inc. Project Plant Expansion (Guaranty Bank LOC), 1.16%, 12/9/19 (1)(2)	4,265	4,265

Springfield IDA Variable Revenue Bonds, ABEC, Inc. Project (Guaranty Bank LOC), 1.19%, 12/9/19 (1)(2)	1,610	1,610
		8,945

Nevada – 1.7%

Clark County Airport System Variable Revenue Refunding Bonds, Subordinate Lien, Series C (AMT), (Bank of America N.A. LOC), 1.12%, 12/9/19 (1)(2)	5,500	5,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

New York – 7.3%

New York Adjustable G.O. Unlimited Bonds, Series I, Subseries I-4 (TD Bank LOC), 1.19%, 12/2/19 (1)(2)	$5,050	$5,050

New York Adjustable G.O. Unlimited Bonds, Subseries D-4 (TD Bank LOC), 1.19%, 12/2/19 (1)(2)	1,000	1,000

New York Adjustable G.O. Unlimited Bonds, Subseries J-5, Fiscal 2008, 1.13%, 12/2/19 (1)(2)	600	600

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Bonds, Second General Resolution, Subseries B, 1.19%, 12/2/19 (1)(2)	3,900	3,900

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series DD-1, Second Generation Resolution, 1.19%, 12/2/19 (1)(2)	300	300

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 1.12%, 12/2/19 (1)(2)	700	700

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, Subseries A-6, 1.16%, 12/2/19 (1)(2)	1,000	1,000

New York City Transitional Finance Authority Revenue Future Tax Variable Convertible Revenue Bonds, 1.19%, 12/2/19 (1)(2)	5,225	5,225

RBC Municipal Products, Inc., Trust Floater Certificates For All Revenue Bonds, Series E-124 (Royal Bank of Canada LOC), 1.20%, 12/2/19 (1)(2)(3)	5,000	5,000

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	34	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

New York – 7.3% – continued

Saint Lawrence County Industrial Development Agency Variable Revenue Bonds, United Helpers Independent Living Corp. (NBT Bank N.A. LOC), 1.13%, 12/9/19 (1)(2)	$1,200	$1,200
		23,975

North Carolina – 0.9%
Yancey County Industrial Facilities & Pollution Control Financing Authority Industrial Development Variable Revenue Bonds (AMT), Altec Industries, Inc. Project (Branch Banking & Trust LOC), 1.16%, 12/9/19 (1)(2)	3,000	3,000

Ohio – 2.6%

Cleveland-Cuyahoga County Port Authority Cultural Facility Variable Revenue Bonds, Series C-R, Museum of Art Project, 1.08%, 12/9/19 (1)(2)	600	600

Ohio State Higher Educational Facility Revenue Bonds, Cleveland Clinic Health System, 1.14%, 12/2/19 (1)(2)	3,000	3,000

RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series G-27 (Royal Bank of Canada LOC), (Floating, SIFMA Municipal Swap Index Yield + 0.20%), 1.30%, 12/6/19 (3)(4)(5)	5,000	5,000
		8,600

South Carolina – 0.9%

Greenville County School District G.O. Limited Notes, Series C (SCSDE Insured), 4.00%, 6/1/20	2,900	2,942

Tennessee – 6.3%

Blount County Public Building Authority Variable Revenue Bonds, Series C-3-A, Local Government Public Improvement (County Gtd.), 1.13%, 12/9/19 (1)(2)	3,300	3,300

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Tennessee – 6.3% – continued

Sevier County Public Building Authority Local Government Public Improvement Variable Revenue Bonds, Series 6-A1 (County Gtd.), 1.13%, 12/9/19 (1)(2)	$5,200	$5,200

Sevier County Public Building Authority Local Government Public Improvement Variable Revenue Bonds, Series V-B-1 (Branch Banking &Trust Co.LOC), 1.13%, 12/9/19 (1)(2)	1,755	1,755
Shelby County Health Educational & Housing Facilities Board Variable Revenue Bonds, Methodist Le Bonheur (AGM Insured),
1.14%, 12/2/19 (1)(2)	5,800	5,800
1.15%, 12/2/19 (1)(2)	4,700	4,700
		20,755

Texas – 11.7%

Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA LOC), 1.14%, 12/9/19 (1)(2)	500	500

Bexar County Housing Finance Corp. Variable Revenue Bonds, Series A, Summit Hills Apartments Project, 1.19%, 12/9/19 (1)(2)	3,500	3,500

Brazos Harbor Industrial Development Corp. Variable Revenue Bonds (AMT), BASF Corp. Project, 1.18%, 12/9/19 (1)(2)	4,000	4,000

Denton Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.15%, 12/9/19 (1)(2)	3,000	3,000

Gulf Coast IDA Variable Revenue Bonds, Exxon Mobil Project, 1.05%, 12/2/19 (1)(2)	1,600	1,600

Gulf Coast Waste Disposal Authority Variable Revenue Bonds, Series A (AMT), ExxonMobil Project, 1.15%, 12/2/19 (1)(2)	2,300	2,300

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	35	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Texas – 11.7% – continued

Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC), 1.13%, 12/9/19 (1)(2)	$495	$495

Harris County Texas Industrial Development Corp. Adjustable Rate revenue Bonds (AMT), Exxon Project, 1.15%, 12/2/19 (1)(2)	1,000	1,000

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Series A (AMT), ExxonMobil Project, 1.15%, 12/2/19 (1)(2)	500	500

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Series A, ExxonMobil Project,, 1.12%, 12/2/19 (1)(2)	1,000	1,000

Mesquite Independent School District Variable G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.), 1.17%, 12/9/19 (1)(2)	590	590

Texas State Department of Housing & Community Affairs MFH Variable Revenue Bonds, Costa Mariposa Apartments, 1.12%, 12/9/19 (1)(2)	2,000	2,000

Texas State Department of Housing & Community Affairs Variable Revenue Bonds, Series A-1 (AMT), Timber Point Apartments (FHLMC LOC), 1.15%, 12/9/19 (1)(2)	4,830	4,830

Texas State TRANS, 4.00%, 8/27/20	11,920	12,168

University of Texas System Bonds, 1.29%, 5/26/20	1,000	1,001
		38,484

Utah – 2.3%

Utah County Hospital Revenue Bonds, Series C, IHC Health Services Inc., 1.10%, 12/2/19 (1)(2)	1,650	1,650

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 99.9% – continued

Utah – 2.3% – continued

Utah State Corp. MFH Variable Revenue Bonds, Series A, Florentine Villas (FHLMC LOC), 1.14%, 12/9/19 (1)(2)	$6,080	$6,080
		7,730

West Virginia – 1.7%

West Virginia State Hospital Finance Authority Variable Revenue Refunding & Improvement Bonds, Series A, Cabell Hospital (Branch Banking & Trust LOC), 1.13%, 12/9/19 (1)(2)	5,645	5,645

Wisconsin – 1.5%

Wisconsin State Housing & Economic Development Authority Variable Revenue Bonds, Series F (AMT), (HUD Loan Insured) (Bank of America N.A. LOC), 1.18%, 12/9/19 (1)(2)	4,945	4,945

Wyoming – 0.5%

Uinta County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project, 1.12%, 12/2/19 (1)(2)	1,550	1,550

Municipal States Pooled Securities – 0.3%

Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2017-XM0492 1.13%, 12/9/19 (1)(2)(3)	1,000	1,000
Total Municipal Investments
(Cost $328,348)		328,376

Total Investments – 99.9%
(Cost $328,348)		328,376

Other Assets less Liabilities – 0.1%		445
NET ASSETS – 100.0%		$328,821

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of November 30, 2019 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	36	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

(4)

Restricted security that has been deemed illiquid. At November 30, 2019, the value of these restricted illiquid securities amounted to approximately $5,000,000 or 1.5% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
RBC Municipal Products, Inc. Trust Floater Certificates Revenue Bonds, Series G-27 (Royal Bank of Canada LOC), (Floating, SIFMA Municipal Swap Index Yield + 0.20%) 1.30%, 12/6/19	6/3/19	$5,000

(5)

Variable rate security. Rate as of November 30, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

Gtd. – Guaranteed

HFA – Housing Finance Authority

HUD – Housing and Urban Development

IDA – Industrial Development Authority

LOC – Letter of Credit

MFH – Multi-Family Housing

PSF – Permanent School Fund

RANS – Revenue Anticipation Notes

SCSDE – South Carolina State Department of Education

SIFMA – Securities Industry and Financial Markets Association

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

Percentages shown are based on Net Assets.

At November 30, 2019, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	24.7%
State	14.5
Hospital	13.6
IDB & PCR	13.1
School	8.5
All other sectors less than 5%	25.6

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of November 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Investments(1)	$—	$328,376	$—	$328,376

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	37	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 20.8%

ABS Other – 20.8%

Albion Capital Corp. S.A., 2.04%, 1/9/20 (1)	$43,000	$42,919

Antalis S.A., 2.35%, 12/10/19 (1)	20,000	19,990

Atlantic Asset Securitization LLC,
2.16%, 1/7/20 (1)	42,666	42,587
1.91%, 4/2/20 (1)	13,000	12,915

Bennington Stark Capital Co. LLC,
2.06%, 1/10/20 (1)(2)	15,000	14,968
1.90%, 2/7/20 (1)	35,000	34,872
1.91%, 2/14/20 (1)	31,000	30,874
1.91%, 2/21/20 (1)	5,000	4,978

Cedar Springs Capital Co. LLC,
2.12%, 1/3/20 (1)	35,000	34,938
2.03%, 1/17/20 (1)	17,000	16,957
1.91%, 2/21/20 (1)	5,000	4,977

Collateralized Commercial Paper Co. LLC, 2.12%, 2/10/20 (1)	27,000	26,902

Collateralized Commercial Paper V Co. LLC, 1.94%, 7/17/20 (1)	20,000	19,759

Concord Minutemen Capital Co. LLC, Class A,
1.62%, 12/2/19 (1)	25,000	24,997
2.11%, 12/10/19 (1)(2)	1,700	1,699
2.12%, 1/3/20 (1)	10,000	9,983
2.06%, 1/13/20 (1)(2)	15,000	14,967
2.03%, 1/17/20 (1)(2)	12,000	11,971
1.93%, 2/19/20 (1)(2)	5,000	4,979

Crown Point Capital Co. LLC,
2.30%, 12/12/19 (1)	30,000	29,982
2.21%, 12/13/19 (1)	15,000	14,991
2.28%, 1/6/20 (1)	17,500	17,468
2.01%, 1/31/20 (1)	5,000	4,984
2.03%, 4/8/20 (1)	19,000	18,871

Gotham Funding Corp., 2.13%, 12/10/19 (1)(2)	10,000	9,995

Kells Funding LLC,
1.88%, 2/19/20 (1)(2)	40,000	39,829
2.02%, 2/25/20 (1)(2)	35,000	34,840

Lexington Parker Capital Co. LLC,
2.05%, 1/8/20 (1)	25,000	24,949
2.06%, 1/10/20 (1)(2)	35,000	34,925

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 20.8% – continued

ABS Other – 20.8% – continued
1.99%, 1/22/20 (1)	$27,000	$26,924

LMA Americas LLC,
2.08%, 2/25/20 (1)	15,000	14,932
1.98%, 3/25/20 (1)	25,000	24,847
2.01%, 4/6/20 (1)	25,000	24,832

Matchpoint Finance PLC, 1.91%, 3/20/20 (1)	9,000	8,949

Nieuw Amsterdam Receivables Corp., 1.79%, 2/13/20 (1)	14,000	13,946

Old Line Funding LLC, 1.99%, 4/9/20 (1)	8,000	7,947

Ridgefield Funding Co. LLC,
1.95%, 2/4/20 (1)	35,000	34,880
2.06%, 2/21/20 (1)	10,000	9,956
1.91%, 3/4/20 (1)	15,000	14,923
2.03%, 4/23/20 (1)(2)	20,000	19,843

Sheffield Receivables Corp.,
2.15%, 1/3/20 (1)	40,000	39,933
1.91%, 2/27/20 (1)(2)	15,000	14,931

Versailles Commercial Paper LLC,
2.15%, 1/6/20 (1)	30,000	29,944
2.16%, 1/17/20 (1)(2)	6,000	5,985

Victory Receivables Corp., 1.91%, 3/3/20 (1)	25,000	24,877
		924,715
Total ABS Commercial Paper
(Cost $924,600)		924,715

CERTIFICATES OF DEPOSIT – 30.7%

Banking – 30.4%

ABN AMRO Bank N.V., Amsterdam Branch, 2.25%, 1/24/20	30,000	30,020

Bank of Montreal, London Branch, 2.05%, 1/7/20	30,000	29,943

Bank of Nova Scotia, Houston Branch,
(Floating, ICE LIBOR USD 3M + 0.13%), 2.04%, 2/13/20 (3)	13,000	13,000
2.08%, 3/17/20	38,000	38,023

BNP Paribas S.A., New York Branch, 1.92%, 4/23/20	30,000	30,013

Canadian Imperial Bank of Commerce, 1.65%, 12/20/19	25,000	25,001

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	38	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.7% – continued

Banking – 30.4% – continued
2.00%, 9/14/20	$29,000	$29,035

Chiba Bank, Ltd., New York Branch,
2.18%, 1/3/20	16,000	16,005
2.18%, 1/8/20	20,000	20,006
2.16%, 1/10/20	10,000	10,003
2.07%, 1/15/20	10,000	10,002
2.01%, 1/22/20	10,000	10,001
2.02%, 2/6/20	15,000	15,000

Commonwealth Bank of Australia, London, 2.65%, 12/13/20	15,000	15,049

Commonwealth Bank of Australia, New York Branch, (Floating, ICE LIBOR USD 1M + 0.14%), 1.85%, 12/24/19 (3)	25,000	25,004

Cooperatieve Rabobank U.A., London Branch,
2.27%, 12/20/19	45,000	45,010
1.89%, 10/30/20	15,000	15,002

Cooperatieve Rabobank U.A., New York Branch, 2.05%, 3/17/20	11,000	11,008

Credit Agricole S.A., London Branch,
2.25%, 1/29/20	30,000	30,025
1.88%, 2/20/20	13,000	13,003
2.03%, 2/28/20	8,000	8,005
2.04%, 3/10/20	7,000	7,005

Credit Industrial et Commercial, Paris Branch, 2.02%, 5/28/20	34,000	34,029

Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.22%), 1.98%, 12/9/19 (4)	20,000	20,002
(Floating, ICE LIBOR USD 3M + 0.25%), 2.28%, 1/8/20 (4)	20,000	20,004
2.00%, 11/2/20	23,000	23,027

DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York, 2.02%, 1/21/20	36,000	36,008

DZ Bank A.G., London, 2.12%, 1/16/20	10,000	10,003

KBC Bank N.V., Brussels Branch, 1.90%, 2/5/20	25,000	25,001

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.7% – continued

Banking – 30.4% – continued

KBC Bank N.V., New York Branch, 1.59%, 12/6/19	$13,000	$13,000

Kookmin Bank, New York,
1.64%, 12/4/19	10,000	10,000
1.89%, 2/25/20	15,000	15,000

Korea Development Bank, New York Branch,
2.29%, 1/17/20	15,000	15,009
1.93%, 5/13/20	7,000	7,000

Mitsubishi UFJ Trust & Banking Corp.,
2.03%, 1/15/20	10,000	10,003
2.18%, 2/7/20	20,000	20,010

Mizuho Bank Ltd., New York Branch, 2.17%, 12/23/19	18,000	18,004

MUFG Bank Ltd., New York Branch, 2.03%, 2/28/20	7,000	7,002

National Australia Bank Ltd., London Branch, (Floating, ICE LIBOR USD 3M + 0.10%), 2.20%, 12/30/19 (3)	15,000	14,999

Natixis S.A., New York Branch,
2.64%, 12/4/19	21,000	21,003
1.93%, 8/10/20	15,000	15,003

Nordea Bank AB, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.20%), 1.96%, 12/13/19 (3)	30,000	30,010

Norinchukin Bank, New York Branch, 2.52%, 12/3/19	7,000	7,001

Oversea-Chinese Banking Corp. Ltd., 1.88%, 5/4/20	25,000	25,002

Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 3M + 0.21%), 2.34%, 12/10/19 (4)	12,000	12,000

Shizuoka Bank Ltd., New York Branch,
2.21%, 12/10/19	6,000	6,001
2.16%, 1/8/20	10,000	10,004

Skandinaviska Enskilda Banken AB,
(Floating, ICE LIBOR USD 3M + 0.14%), 2.05%, 2/6/20 (3)	10,000	10,001
(Floating, ICE LIBOR USD 3M + 0.05%), 1.95%, 2/11/20 (3)	35,000	35,000

Societe Generale, New York Branch, 2.65%, 2/3/20	17,000	17,024

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	39	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.7% – continued

Banking – 30.4% – continued

Sumitomo Mitsui Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.05%), 2.03%, 1/14/20 (3)	$35,000	$35,026
1.93%, 4/20/20	17,000	17,004

Sumitomo Mitsui Trust Bank Ltd., London, 2.19%, 12/9/19	41,500	41,505
Sumitomo Mitsui Trust Bank Ltd., New York Branch,
1.94%, 2/24/20	29,000	29,004
1.94%, 2/27/20	10,000	10,001

Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.19%), 1.96%, 12/5/19 (3)	25,000	25,000
(Floating, ICE LIBOR USD 1M + 0.10%), 1.86%, 12/16/19 (3)	30,000	29,999

Toronto Dominion Bank, New York Branch,
2.25%, 12/3/19	29,000	29,002
(Floating, ICE LIBOR USD 1M + 0.25%), 2.02%, 12/5/19 (3)	30,000	30,000
2.30%, 12/16/19	20,000	20,006
1.87%, 4/27/20	20,000	20,002

Toronto-Dominion Bank
1.88%, 2/27/20	20,000	19,999
1.90%, 3/11/20	35,000	35,000

Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 1M + 0.35%), 2.12%, 12/6/19 (3)	25,000	25,007
(Floating, ICE LIBOR USD 3M + 0.23%), 2.14%, 12/20/19 (4)	20,000	20,002
(Floating, ICE LIBOR USD 3M + 0.18%), 2.18%, 1/15/20 (3)	20,000	20,008
(Floating, ICE LIBOR USD 3M + 0.06%), 1.97%, 2/6/20 (3)	15,000	15,003
		1,352,881

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 30.7% – continued

Foreign Agencies – 0.3%

Korea Development Bank, London Branch,
2.10%, 2/18/20	$6,000	$6,003
2.10%, 2/20/20	6,000	6,004
		12,007
Total Certificates Of Deposit
(Cost $1,364,501)		1,364,888

COMMERCIAL PAPER – 4.5%

Banking – 4.2%

DBS Bank Ltd., 2.06%, 2/7/20 (1)	13,000	12,955

National Australia Bank Ltd., 2.85%, 1/13/20 (1)	18,500	18,462

National Australia Bank Ltd., New York Branch, (Floating, ICE LIBOR USD 3M + 0.19%), 2.33%, 12/11/19 (2)(4)	15,000	15,001

Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 3M + 0.11%), 2.00%, 2/7/20 (2)(3)	26,000	26,002
1.96%, 4/17/20 (1)	20,000	19,855

Oversea-Chinese Banking Corp., (Floating, ICE LIBOR USD 3M + 0.07%), 2.01%, 1/27/20 (2)(3)	15,000	15,003

Royal Bank of Canada, 2.13%, 12/18/19 (1)	30,000	29,974

Skandinaviska Enskilda Banken AB, 1.94%, 3/23/20 (1)	30,000	29,827

Toronto Dominion Bank, 1.99%, 3/3/20 (1)	18,000	17,913
		184,992

Brokerage – 0.3%

JPMorgan Securities LLC,
(Floating, ICE LIBOR USD 3M + 0.16%), 2.10%, 1/23/20 (2)(3)	15,000	15,000
Total Commercial Paper
(Cost $199,934)		199,992

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	40	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE NOTES/BONDS – 0.9%

Finance Companies – 0.9%

Invesco Senior Income Trust, Series W-7 VRDP Shares 1.72%, 12/6/19 (5)(6)	$42,000	$42,000
Total Corporate Notes/Bonds
(Cost $42,000)		42,000

EURODOLLAR TIME DEPOSITS – 31.2%

Non-U.S. Depository Institutions – 31.2%

Australia and New Zealand Banking Group,
1.60%, 12/2/19	5,000	5,000
1.60%, 12/3/19	45,000	45,000
1.60%, 12/4/19	100,000	100,000
1.63%, 12/6/19	25,000	25,000
1.82%, 12/6/19	44,000	44,000

Bank of Montreal, London Branch,
1.62%, 12/2/19	50,000	50,000
1.60%, 12/4/19	13,000	13,000

Bank of New York Mellon, Cayman Island, 1.60%, 12/2/19	220,000	220,000

Credit Industrial et Commercial, Paris Branch, 1.60%, 12/2/19	185,000	185,000

Credit Suisse A.G., Cayman Islands Branch, 1.58%, 12/2/19	52,000	52,000

DBS Bank Ltd., Singapore Branch, 1.59%, 12/4/19	100,000	100,000

National Australia Bank Ltd., London Branch, 1.56%, 12/2/19	49,000	49,000

National Bank of Canada, Montreal Branch, 1.60%, 12/2/19	62,000	62,000

NRW.BANK, Dusseldorf Branch, 1.60%, 12/2/19	50,000	50,000

Royal Bank of Canada, Toronto Branch, 1.60%, 12/2/19	170,000	170,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 31.2% – continued

Non-U.S. Depository Institutions – 31.2% – continued

Zuercher Kantonalbank, Zurich Branch, 1.60%, 12/2/19	$220,000	$220,000
		1,390,000
Total Eurodollar Time Deposits
(Cost $1,390,000)		1,390,000

U.S. GOVERNMENT AGENCIES – 1.0% (7)

Federal Home Loan Bank – 1.0%

FHLB Discount Notes, 1.56%, 1/28/20 (1)	45,000	44,887
Total U.S. Government Agencies
(Cost $44,887)		44,887

U.S. GOVERNMENT OBLIGATIONS – 0.6%

U.S. Treasury Floating Rate Notes – 0.6%

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 1.79%, 12/2/19 (3)	25,000	25,008

Total U.S. Government Obligations
(Cost $24,992)		25,008

MUNICIPAL INVESTMENTS – 0.8%

New Hampshire – 0.3%

National Finance Authority Industrial Development Variable Taxable Revenue Bonds, Draw Down-CJ FMBC Project (Kookmin Bank LOC), 1.85%, 12/9/19 (5)(6)	13,000	13,000

Pennsylvania – 0.3%

Philadelphia Bonds, 1.85%, 2/12/20	15,000	15,000

South Carolina – 0.2%

South Carolina Public Service Bonds, 1.93%, 12/18/19	8,000	8,000
Total Municipal Investments
(Cost $36,000)		36,000

Investments, at Value
(Cost $4,026,914)		4,027,490

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	41	MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 9.1% (8)

Repurchase Agreements – 9.1%

Bank of America Securities, Inc., dated 11/29/19, repurchase price $25,039 1.84%, 1/28/20	$25,000	$25,000

Citigroup Global Markets, Inc., dated 11/29/19, repurchase price $123,716 1.63%, 12/2/19	123,699	123,699

Credit Suisse Securities, dated 11/29/19, repurchase price $10,014 1.64%, 1/3/20	10,000	10,000

Fixed Income Clearing Co., dated 11/29/19, repurchase price $30,004 1.63%, 12/2/19	30,000	30,000

HSBC Securities (USA), Inc., dated 11/29/19, repurchase price $48,007 1.64%, 12/2/19	48,000	48,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $30,041 1.64%, 12/6/19	30,000	30,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $45,064 1.69%, 12/6/19	45,000	45,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $15,024 1.94%, 3/3/20	15,000	15,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $15,025 1.99%, 3/3/20	15,000	15,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $25,043 2.04%, 3/3/20	25,000	25,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 9.1% (8) – continued

Repurchase Agreements – 9.1% – continued

Societe Generale S.A., dated 11/29/19, repurchase price $25,003 1.67%, 12/2/19	$25,000	$25,000

Societe Generale S.A., dated 11/29/19, repurchase price $15,697 1.79%, 12/2/19	15,000	15,000
		406,699
Total Repurchase Agreements
(Cost $406,699)		406,699

Total Investments – 99.6%
(Cost $4,433,613)		4,434,189

Other Assets less Liabilities – 0.4%		18,664
NET ASSETS – 100.0%		$4,452,853

(1)	Discount rate at the time of purchase.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.

(3)

Variable rate security. Rate as of November 30, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of November 30, 2019 is disclosed.
(5)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(6)

Variable rate security. Rate as of November 30, 2019 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Commercial Paper	$1,330	0.00%	1/13/20 – 2/5/20

Common Stocks	$15,504	0.00%	–

Corporate Bonds	$183,756	2.25% – 7.00%	12/1/19 – 9/15/54

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS	42	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES

FNMA	$9,014	0.00%	3/23/28 – 8/6/38

GNMA	$1,198	3.07% – 3.47%	11/15/39 – 9/15/59

Investment Company	$28,554	0.00%	–

U.S. Treasury Bills	$30,600	0.00%	2/6/20 – 4/2/20

U.S. Treasury Bonds	$49	1.75% – 6.13%	11/15/27 – 4/15/28

U.S. Treasury Notes	$156,726	0.50% – 2.88%	6/30/25 – 7/15/28
Total	$426,731

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

ABS – Asset-Backed Securities

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LOC – Letter of Credit

MMY – Money Market Yield

PLC – Public Limited Company

USD – United States Dollar

VRDP – Variable Rate Demand Preferred

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which approximates fair value, by the above fair value hierarchy as of November 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
ABS Commercial Paper(1)	$–	$924,715	$–	$924,715
Certificates of Deposit(1)	–	1,364,888	–	1,364,888
Commercial Paper(1)	–	199,992	–	199,992
Corporate Notes/Bonds	–	42,000	–	42,000
Eurodollar Time Deposits(1)	–	1,390,000	–	1,390,000
U.S. Government Agencies(1)	–	44,887	–	44,887
U.S. Government Obligations(1)	–	25,008	–	25,008
Municipal Investments(1)	–	36,000	–	36,000
Repurchase Agreements(1)	–	406,699	–	406,699
Total Investments	$–	$4,434,189	$–	$4,434,189

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	43	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 7 portfolios as of November 30, 2019, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the Trust’s portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following five money market portfolios: Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio and Prime Obligations Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The U.S. Government Select Portfolio and Prime Obligations Portfolio are authorized to issue a fourth class of shares: Williams Capital Shares. Each class is distinguished by the level of administrative and liaison services provided. At November 30, 2019, each of the Portfolios had Shares outstanding; the U.S. Government Portfolio and U.S. Government Select Portfolio had Service Shares outstanding; the Treasury Portfolio had Premier Shares outstanding; and the U.S. Government Select Portfolio had Williams Capital Shares outstanding. Premier Shares are currently only offered for the Treasury Portfolio.

Each of the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act. The Municipal Portfolio and Prime Obligations Portfolio each operate as an “institutional money market fund” under Rule 2a-7 of the 1940 Act and transacts in its shares at a floating net asset value (“NAV”), rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments held by the Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio are currently valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The Municipal Portfolio’s and Prime Obligations Portfolio’s investments are valued at fair value. Fixed income securities are valued on the basis of evaluated prices provided by the Portfolios’ independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. Short-term obligations, which are debt instruments with a maturity of 60 days or less, held by the Portfolios, are valued at their amortized cost, which, according to NTI, approximates fair value.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Portfolios (primarily the Municipal Portfolio and Prime Obligations Portfolio) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Portfolio’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

MONEY MARKET PORTFOLIOS	44	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2019

C) REPURCHASE AGREEMENTS The Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolios) as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. Certain Portfolios have entered into such repurchase agreements, as reflected in their accompanying Schedules of Investments, as of November 30, 2019.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Treasury Portfolio, U.S. Government Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Treasury Portfolio and U.S. Government Portfolio have entered into such joint repurchase agreements, as reflected in their accompanying Schedules of Investments, as of November 30, 2019.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolios to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. As of November 30, 2019, the Portfolios were not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Treasury	Bank of America	$750,000	$(750,000)	$–
	Bank of Nova Scotia	500,000	(500,000)	–
	Barclays	500,000	(500,000)	–
	BMO Capital Markets	355,000	(355,000)	–
	BNP Paribas	1,680,000	(1,680,000)	–
	Canadian Imperial Bank	400,000	(400,000)	–
	Citigroup	1,500	(1,500)	–
	Deutsche Bank	1,800,000	(1,800,000)	–
	Fixed Income Clearing Corp.	2,155,000	(2,155,000)	–
	Goldman Sachs	1,500,000	(1,500,000)	–
	HSBC Securities	1,000,000	(1,000,000)	–
	ING Financial Markets	145,000	(145,000)	–
	JPMorgan	2,645,000	(2,645,000)	–
	NatWest Markets	1,985,000	(1,985,000)	–
	Nomura Securities	1,375,000	(1,375,000)	–

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	45	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
	RBC Dominion Securities	$4,000,000	$(4,000,000)	$ –
	Royal Bank of Canada	500,000	(500,000)	–
	Societe Generale	690,000	(690,000)	–
	TD Securities	800,000	(800,000)	–
	Total	$22,781,500	$(22,781,500)	$ –
U.S. Government	Bank of America	$756,393	$(756,393)	$ –
	Bank of Nova Scotia	400,000	(400,000)	–
	BNP Paribas	450,000	(450,000)	–
	Citigroup	135,000	(135,000)	–
	Fixed Income Clearing Co.	960,000	(960,000)	–
	Goldman Sachs	900,000	(900,000)	–
	JPMorgan	550,000	(550,000)	–
	Royal Bank of Canada	1,400,000	(1,400,000)	–
	Societe Generale	756,393	(756,393)	–
	Total	$6,307,786	$(6,307,786)	$ –
U.S. Government Select	Bank of America	$2,325,000	$(2,325,000)	$ –
	Bank of Nova Scotia	1,000,000	(1,000,000)	–
	Citigroup	43,000	(43,000)	–
	Fixed Income Clearing Corp.	1,300,000	(1,300,000)	–
	JPMorgan	405,000	(405,000)	–
	Royal Bank of Canada	2,700,000	(2,700,000)	–
	Societe Generale	2,165,000	(2,165,000)	–
	Total	$9,938,000	$(9,938,000)	$ –
Prime Obligations	Bank of America	$25,000	$(25,000)	$ –
	Citigroup	123,699	(123,699)	–
	Credit Suisse	10,000	(10,000)	–
	Fixed Income Clearing Corp.	30,000	(30,000)	–
	HSBC Securities	48,000	(48,000)	–
	JPMorgan	130,000	(130,000)	–
	Societe Generale	40,000	(40,000)	–
	Total	$406,699	$(406,699)	$ –

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date. The Municipal Portfolio’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

F) LIQUIDITY FEES AND REDEMPTION GATES The Municipal Portfolio and Prime Obligations Portfolio may impose a liquidity fee of up to 2 percent on redemptions from the Portfolios or temporarily restrict redemptions from the Portfolios for up to 10

MONEY MARKET PORTFOLIOS	46	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2019

business days in any given 90-day period (a “redemption gate”) in the event that the Portfolios’ weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 30 percent of the Portfolios’ total assets as of the end of a business day, and the Board determines it is in the best interests of the Portfolios, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Portfolio fall below 30 percent of the total assets.

10 percent weekly liquid assets – If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets as of the end of a business day, the Portfolios will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Portfolios or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interests of the Portfolios.

If the Municipal Portfolio or Prime Obligations Portfolio impose a redemption gate, the Portfolios and the Portfolios’ authorized intermediaries will not accept redemption orders until the Portfolios have notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Municipal Portfolio or Prime Obligations Portfolio have invested 30 percent or more of its total assets in weekly liquid assets. A Portfolio may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees would generally be used to assist the Municipal Portfolio and Prime Obligations Portfolio to stem redemptions during times of market stress.

A liquidity fee imposed by the Municipal Portfolio or Prime Obligations Portfolio will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If the Municipal Portfolio’s or Prime Obligations Portfolio’s weekly liquid assets fall below 10 percent of the Portfolios’ total assets, the Portfolios reserve the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Portfolios to continue operating.

Liquidity fees, if any, are included in Payments for Shares Redeemed in Note 7 - Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Municipal Portfolio or Prime Obligations Portfolio during the fiscal year ended November 30, 2019.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolios.

At November 30, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Treasury	$253	$(253)
U.S. Government	210	(210)
U.S. Government Select	116	(116)
Prime Obligations	47	(47)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolios’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2019.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	47	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

At November 30, 2019, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$ –	$68,094	$–
U.S. Government	–	19,067	–
U.S. Government Select	–	35,325	–
Municipal	265	1	–
Prime Obligations	–	6,512	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$ –	$943,338	$142
U.S. Government	–	302,834	–
U.S. Government Select	–	542,858	70
Municipal	5,389	–	–
Prime Obligations	–	79,499	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME (LOSS)	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Treasury	$ –	$604,431	$341
U.S. Government	–	191,086	–
U.S. Government Select	–	361,488	77
Municipal	3,635	6	–
Prime Obligations	–	51,883	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2019, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations. The Credit Facility expired on November 18, 2019.

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and is also administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2019.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

ANNUAL MANAGEMENT FEE
Treasury	0.13%
U.S. Government	0.23%
U.S. Government Select	0.18%
Municipal	0.18%
Prime Obligations	0.13%

MONEY MARKET PORTFOLIOS	48	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2019

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual portfolio operating expenses of the Portfolios exceed 0.15 percent for the Treasury Portfolio, 0.25 percent for the U.S. Government Portfolio, 0.20 percent for each of the U.S. Government Select Portfolio and Municipal Portfolio and 0.15 percent for the Prime Obligations Portfolio of each Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangements described above are expected to continue until at least April 1, 2020. The contractual expense reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the fiscal year ended November 30, 2019, under the contractual expense reimbursement arrangements previously described are shown as Less expenses contractually reimbursed by investment adviser in the Statements of Operations. The contractual expense reimbursement receivables at November 30, 2019 are shown as Receivable from affiliates for expense reimbursements in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolios from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolios by NTI.

During the fiscal year ended November 30, 2019, NTI voluntarily reimbursed certain expenses for the Treasury Portfolio. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolios’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to the shareholders of the Premier Shares of the Treasury Portfolio. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Portfolio.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	49	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued

short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2019, the following Portfolios engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*
Municipal	$369,610	$(176,295)

*	During the fiscal year ended November 30, 2019, the realized gain (loss) associated with these transactions was zero.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolios’ Statements of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At November 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Treasury	$–	$–	$–	$50,456,830
U.S. Government	–	–	–	14,943,741
U.S. Government Select	–	–	–	26,117,490
Municipal	28	–	28	328,348
Prime Obligations	664	(88)	576	4,433,613

7. CAPITAL SHARE TRANSACTIONS

Transactions in Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$79,736,971	$44,817	$(71,084,385)	$8,697,403
U.S. Government	211,188,826	2,872	(209,251,447)	1,940,251
U.S. Government Select	233,687,348	19,183	(231,776,322)	1,930,209
Municipal	304,810	1,436	(367,510)	(61,264)
Prime Obligations	18,281,637	7,759	(16,848,072)	1,441,324

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 304,814,000, 1,436,000 and (367,513,000), respectively, and the Prime Obligations Portfolio which were approximately 18,280,131,000, 7,758,000 and (16,846,720,000), respectively.

Transactions in Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$12,369,664	$22,930	$(20,028,534)	$(7,635,940)
U.S. Government	188,050,128	1,864	(188,760,032)	(708,040)
U.S. Government Select	211,709,376	11,496	(211,314,761)	406,111
Municipal	588,526	499	(416,729)	172,296
Prime Obligations	17,956,128	2,026	(17,490,319)	467,835

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 588,585,000, 499,000 and (416,771,000), respectively, and the Prime Obligations Portfolio which were approximately 17,955,172,000, 2,025,000 and (17,489,132,000), respectively.

Transactions in Service Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS		PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$2,096	$–	**	$(1,413)	$683
U.S. Government Select	329,984	–		(299,857)	30,127
Municipal	720	–	**	(2,009)	(1,289)

MONEY MARKET PORTFOLIOS	50	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2019

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
Prime Obligations	$98,319	$–	$(104,639)	$(6,320)

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 720,000, 0 and (2,009,000), respectively, and the Prime Obligations Portfolio which were approximately 98,317,000, 0 and (104,637,000), respectively.

**	Amount rounds to less than one thousand.

Transactions in Service Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE DECREASE IN NET ASSETS
U.S. Government	$2,896	$–	$(3,183)	$(287)
U.S. Government Select	423,580	–	(438,320)	(14,740)
Municipal	14,006	–	(14,892)	(886)
Prime Obligations	68,653	–	(62,333)	6,320

*

The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions, except for the Municipal Portfolio which were approximately 14,007,000, 0 and (14,894,000), respectively, and the Prime Obligations Portfolio which were approximately 68,645,000, 0 and (62,325,000), respectively.

Transactions in Premier Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$385,482,235	$–	$(380,900,088)	$4,582,147

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Premier Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Treasury	$343,068,514	$–	$(342,526,655)	$541,859

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$1,772,347	$2,802	$(1,535,679)	$239,470

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Williams Capital Shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENT OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
U.S. Government Select	$2,650,554	$2,383	$(2,909,047)	$(256,110)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15,

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	51	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2019

2018. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Portfolios have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

10. LIBOR TRANSITION

Certain of the Portfolios’ investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offered Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related investments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Portfolios’ investments, performance or financial condition.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

MONEY MARKET PORTFOLIOS	52	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Treasury Portfolio, U.S. Government Portfolio, U.S. Government Select Portfolio, Municipal Portfolio, and Prime Obligations Portfolio (collectively, the “Funds”), five separate portfolios of Northern Institutional Funds, including the schedules of investments as of November 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting Northern Institutional Funds as of November 30, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended November 30, 2016 were audited by other auditors whose report dated January 20, 2017 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 17, 2020

We have served as the auditor of one or more Northern Trust investment companies since 2002.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	53	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TAX AND DISTRIBUTION INFORMATION	NOVEMBER 30, 2019 (UNAUDITED)

During the fiscal year ended November 30, 2019, the percentage of dividends derived from net investment income paid by each of the following Portfolios as “exempt-interest dividends”, excludable from gross income for federal income tax purposes were as follows: Municipal Portfolio – 100.00%.

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated the following percentages of income of the respective Portfolios as QII for the fiscal year ended November 30, 2019:

Treasury	100%
U.S. Government	100%
U.S. Government Select	100%
Prime Obligations	100%

The Portfolios designate the maximum amount required to distribute long-term capital gain under IRC 852(b)(2)(3).

MONEY MARKET PORTFOLIOS	54	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

FUND EXPENSES	NOVEMBER 30, 2019 (UNAUDITED)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2019 through November 30, 2019.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2019 - 11/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TREASURY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2019	ENDING ACCOUNT VALUE 11/30/2019	EXPENSES PAID* 6/1/2019- 11/30/2019
Actual	0.15%	$1,000.00	$1,010.10	$0.76
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76
PREMIER SHARES
Actual	0.20%	$1,000.00	$1,009.90	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2019	ENDING ACCOUNT VALUE 11/30/2019	EXPENSES PAID* 6/1/2019- 11/30/2019
Actual	0.25%	$1,000.00	$1,009.80	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

SERVICE SHARES
Actual	0.25%	$1,000.00	$1,009.80	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT SELECT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2019	ENDING ACCOUNT VALUE 11/30/2019	EXPENSES PAID* 6/1/2019- 11/30/2019
Actual	0.20%	$1,000.00	$1,009.90	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01

SERVICE SHARES
Actual	0.20%	$1,000.00	$1,009.90	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01

WILLIAMS CAPITAL SHARES
Actual	0.20%	$1,000.00	$1,009.90	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01

MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2019	ENDING ACCOUNT VALUE 11/30/2019	EXPENSES PAID* 6/1/2019- 11/30/2019
Actual	0.20%	$1,000.00	$1,006.10	$1.01
Hypothetical	0.20%	$1,000.00	$1,024.07	$1.01

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2019. Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	55	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FUND EXPENSES continued	NOVEMBER 30, 2019 (UNAUDITED)

PRIME OBLIGATIONS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2019	ENDING ACCOUNT VALUE 11/30/2019	EXPENSES PAID* 6/1/2019- 11/30/2019
Actual	0.15%	$1,000.00	$1,010.90	$0.76
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

*

Expenses are calculated using the Portfolios’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2019. Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

MONEY MARKET PORTFOLIOS	56	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS	NOVEMBER 30, 2019 (UNAUDITED)

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 50 portfolios in the Northern Funds Complex — Northern Funds offers 43 portfolios and Northern Institutional Funds consists of 7 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES

NAME, AGE, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Age: 59 Trustee since 2019

•  Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018;

•  Partner in National Auditing Services and Chief Auditor Network Leader, PricewaterhouseCoopers LLP (an accounting firm) from 2010 to 2018;

•  Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.

• None

Ingrid LaMae A. de Jongh Age: 54 Trustee since 2019

•  Head of School Management and Technology, Success Academy Charter Schools since 2016;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Age: 70 Trustee since 2013

•  Member of the State of Wisconsin Investment Board since 2015;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual Life Insurance Company from 2008 to 2012;

•  Senior Vice President — Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Sandra Polk Guthman Age: 75 Trustee since 1997 and Chairperson since 2015

•  Chair since 1988 and CEO from 1993 to 2012 of Polk Bros. Foundation (an Illinois not-for-profit corporation);

•  Trustee of Rush University Medical Center since 2007;

•  Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) from 1994 to 2014;

•  Trustee of Wellesley College from 2010 to 2016.

• None

Thomas A. Kloet Age: 61 Trustee since 2015 and Vice Chairperson since February 14, 2019

•  Chair of Boards of The NASDAQ Stock Market LLC, NASDAQ PHLX LLC and NASDAQ BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Age: 63 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Adjunct professor, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	57	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

NON-INTERESTED TRUSTEES

NAME, AGE, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Cynthia R. Plouché Age: 62 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company — 34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

• Barings Funds Trust (registered investment company — 8 portfolios); Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings LLC)

Mary Jacobs Skinner, Esq. Age: 62 Trustee since 2000

•  Executive Committee member and Chair, Public Policy Committee, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow — 2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE

NAME, AGE, ADDRESS(1), POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Age: 54 Trustee since 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017;

•  Managing Director at Lattice Strategies, LLC from 2014 to 2016;

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013.

• FlexShares Trust (registered investment company — 26 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. The 15-year service limit does not apply to the service of Trustees of the Trust who began serving on the Board prior to July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

MONEY MARKET PORTFOLIOS	58	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2019 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Age: 61 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President since March 2017	Director of Product Management, ETFs and Mutual Funds, Northern Trust Investments, Inc. since 2017; Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

Kevin P. O’Rourke Age: 48 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Jack P. Huntington Age: 49 Foreside Fund Officer Services, LLC 10 High Street, Suite 302 Boston, Massachusetts 02110 Interim Chief Compliance Officer since September 2019	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (since 2015); Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (2008 to 2015).

Darlene Chappell Age: 56 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013 and Northern Trust Global Advisors, Inc. from 2009 to 2011.

Randal E. Rein Age: 49 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Age: 52 The Northern Trust Company 801 South Canal Street Chicago, Illinois 60607 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	59	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

TRUSTEES AND OFFICERS continued

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Richard N. Crabill Age: 51 The Northern Trust Company 2160 East Elliott Road Tempe, Arizona 85284 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011.

Michael G. Meehan Age: 49 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Vice President of Northern Trust Investments, Inc. from 2011 to 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

John P. Gennovario Age: 59 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since August 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018; Vice President, Fund Accounting Unit Manager, U.S. Bancorp Fund Services and Accounting Manager, State Street Global Services from January 2016 to August 2016; Assistant Treasurer, Forward Management LLC from July 2010 to March 2013.

Gregory A. Chidsey Age: 50 The Northern Trust Company 801 South Canal Street Chicago, Illinois 60607 Assistant Treasurer since 2013	Senior Vice President of Financial Reporting of The Northern Trust Company since 2010.

Craig R. Carberry, Esq. Age: 59 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since August 2019

Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Compliance Officer of Northern Trust Investments, Inc. from October 2015 to June 2017; Chief Legal Officer and Secretary of Belvedere Advisers LLC since September 2019; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC since 2015; Associate General Counsel and Senior Vice President at The Northern Trust Company since June 2015;

Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company from July 2014 to June 2015; Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000-2014; Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004;

Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) since 2011; Secretary of Northern Institutional Funds and Northern Funds from 2010-2018; Secretary of FlexShares Trust from 2011-2018.

Jose J. Del Real, Esq. Age: 42 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Senior Legal Counsel and Senior Vice President of The Northern Trust Company since 2017; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Trust Investments, Inc. since 2016; Legal Counsel and Vice President of The Northern Trust Company from 2014 to 2015; Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company from 2012 to 2014; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to November 2018; Assistant Secretary of FlexShares Trust from 2015 to December 2018; Secretary of FlexShares Trust since December 2018.

MONEY MARKET PORTFOLIOS	60	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

NOVEMBER 30, 2019 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Angela R. Burke, Esq. Age: 36 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2018	Vice President of The Northern Trust Company since 2016; Attorney of Jackson National Asset Management, LLC and Assistant Secretary of Jackson Variable Series Trust from 2013 to 2015.

(1)	Each Officer serves until his or her resignation, removal or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	61	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

INVESTMENT CONSIDERATIONS

MUNICIPAL PORTFOLIO1,3,4,6

PRIME OBLIGATIONS PORTFOLIO1,3,6,7

TREASURY PORTFOLIO1,2

U.S. GOVERNMENT PORTFOLIO1,2,5

U.S. GOVERNMENT SELECT PORTFOLIO1,2,5

1 Money Market Risk: You could lose money by investing in the Portfolios. An investment in the Portfolios is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolios, and you should not expect that the sponsor will provide financial support to a Portfolio at any time.

2 Stable NAV Risk is the risk that the Treasury, U.S. Government and U.S. Government Select Portfolios will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolios’ shares to decrease to a price less than $1.00 per share.

3 Floating NAV Risk is the risk that because the share price of the Municipal and Prime Obligations Portfolios will fluctuate, when a shareholder sells shares they may be worth more or less than what a shareholder originally paid for them.

4 Tax Risk: Future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Municipal Portfolio to pay tax-exempt dividends.

5 U.S. Government Securities Risk: The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the U.S. Government or U.S. Government Select Portfolios may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

6 Liquidity Fee and Redemption Gate Risk is the risk that the Municipal and Prime Obligations Portfolios may impose a “liquidity fee” (up to 2 percent) or a “redemption gate” that temporarily restricts a shareholder‘s ability to sell shares for up to 10 business days if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors.

7 Financial Services Industry Risk is the risk that, because the Prime Obligations Portfolio will invest under normal market conditions at least 25% of its total assets in the financial services industry, the Portfolio will be subject to greater risk of loss by economic, business, political or other developments which generally affect this industry. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.

MONEY MARKET PORTFOLIOS	62	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

MONEY MARKET PORTFOLIOS

INDEX DEFINITIONS

MUNICIPAL PORTFOLIO3

PRIME OBLIGATIONS PORTFOLIO1

TREASURY PORTFOLIO4

U.S. GOVERNMENT PORTFOLIO2

U.S. GOVERNMENT SELECT PORTFOLIO2

1 iMoneyNet Fund AverageTM — First Tier Institutional category includes only non-government institutional portfolios that also are not holding any second tier securities. Portfolio holdings of first tier portfolios include U.S. Treasury, U.S. other, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. It is not possible to invest directly in an index.

2 iMoneyNet Fund AverageTM — Government/Agencies Institutional category includes the most broadly based of the government institutional portfolios. These portfolios may invest in U.S. Treasuries, U.S. agencies, repos or government-backed floating rate notes. It is not possible to invest directly in an index.

3 iMoneyNet Fund AverageTM — Tax-Free Institutional category includes all institutional national and state tax free and municipal money funds. Portfolio holdings of tax-free portfolios include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds — 6 months or less, put bonds — over 6 months, AMT paper and other tax-free holdings. It is not possible to invest directly in an index.

4 iMoneyNet Fund AverageTM — Treasury & Repo Institutional category includes only institutional government portfolios that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury. It is not possible to invest directly in an index.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	63	MONEY MARKET PORTFOLIOS

MONEY MARKET PORTFOLIOS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/institutional) as of each month-end for the previous six months. The Portfolios’ Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and

Procedures and each Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

MONEY MARKET PORTFOLIOS	64	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NORTHERN INSTITUTIONAL FUNDS
LIQUID ASSETS PORTFOLIO

ANNUAL REPORT

NOVEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Institutional Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Institutional Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Portfolios’ website (northerntrust.com/institutional) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Institutional Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Institutional Funds, by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Institutional Funds, you can inform Northern Institutional Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Institutional Funds you hold in your account at the financial intermediary or through an account with Northern Institutional Funds. You must provide separate instructions to each of your financial intermediaries.

LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

2	PORTFOLIO MANAGEMENT COMMENTARY

3	STATEMENT OF ASSETS AND LIABILITIES

4	STATEMENT OF OPERATIONS

5	STATEMENT OF CHANGES IN NET ASSETS

6	FINANCIAL HIGHLIGHTS

7	SCHEDULE OF INVESTMENTS

7	LIQUID ASSETS PORTFOLIO

10	NOTES TO THE FINANCIAL STATEMENTS

15	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

16	TAX INFORMATION

17	FUND EXPENSES

18	TRUSTEES AND OFFICERS

23	INVESTMENT CONSIDERATIONS

24	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about the Northern Institutional Funds Liquid Assets Portfolio’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the fund in the future. These statements are based on Northern Institutional Funds’ management predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in Northern Institutional Funds’ management strategies from those currently expected to be employed.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Northern Institutional Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	1	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO	(UNAUDITED)

PORTFOLIO MANAGEMENT COMMENTARY

After raising interest rates for the ninth time during the current U.S. economic cycle at the December 2018 Federal Open Market Committee (“FOMC”) meeting, the FOMC abruptly shifted its view regarding monetary policy for 2019. Citing downside risks to the outlook for future economic growth, the FOMC reduced the federal funds target rate by 25 basis points at each of its July, September and October 2019 meetings. Money market rates moved meaningfully lower during the 12-month period ended November 30, 2019, along with rates across the yield curve, while much of the front end of the curve exhibited significant inversion. A confluence of factors, including less ample liquidity within the banking system than previously anticipated, prompted rates within the overnight repurchase agreement (“repo”) market to spike meaningfully in mid-September 2019. The Federal Reserve (“Fed”) responded by injecting significant liquidity into the system via overnight and term open-market repo operations. Importantly for money market investors, in October 2019 Fed Chair Powell announced the Fed’s intention to — and the New York Fed then began to purchase — $60 billion in Treasury bills per month within the secondary markets. The Fed’s purchases put downward pressure on money market yields and could continue to do so, especially for high quality government securities.

We viewed the money market yield curve as attractive relative to our expected pace of Fed rate cuts and managed duration to be longer than the Portfolio’s peer group throughout the 12-month period ended November 30, 2019. We will continue to monitor market pricing closely and to selectively add high quality credits and duration, while maintaining a strong liquidity profile to accommodate any unexpected outflows.

For its most recent fiscal year ended November 30, 2019, the Portfolio posted a 2.27% return, compared with the 1.96% return of the iMoneyNet Fund Average™ — Government/Agencies Institutional category. As of November 30, 2019, the Portfolio’s 7-day current yield was 1.64%.

ADDITIONAL INFORMATION

Performance quoted represents past performance and does not guarantee future results. Investment return will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Current 7-Day Yield refers to income generated over the 7-day period ended November 30, 2019. Current 7-Day Yield more closely reflects the current earnings of the Portfolio than the total return. Performance reflects contractual fee waivers in effect. In their absence, performance may be reduced. Performance data current to the most recent month-end is available at northerntrust.com/liquidassets.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

MATURITY ANALYSIS

At November 30, 2019, the maturity analysis for the Liquid Assets Portfolio as a percentage of investments was:

MATURITY	%
OVERNIGHT (1 BUSINESS DAY)	60.4%
2 - 15 DAYS	10.9
16 - 30 DAYS	5.5
31 - 60 DAYS	7.7
61 - 97 DAYS	12.9
98 - 180 DAYS	1.3
181 - 270 DAYS	1.3

LIQUID ASSETS PORTFOLIO	2	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES	NOVEMBER 30, 2019

Amounts in thousands, except per share data	LIQUID ASSETS PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$469,923
Repurchase agreements, at cost, which approximates fair value	326,646
Interest income receivable	624
Receivable for fund shares sold	83,530
Receivable from affiliates for expense reimbursements	52
Prepaid and other assets	3
Total Assets	880,778
LIABILITIES:
Cash overdraft	63,824
Payable for securities purchased	19,706
Distributions payable to shareholders	927
Payable to affiliates:
Management fees	55
Custody fees	11
Transfer agent fees	17
Trustee fees	12
Accrued other liabilities	29
Total Liabilities	84,581
Net Assets	$796,197
ANALYSIS OF NET ASSETS:
Capital stock	$796,196
Distributable earnings	1
Net Assets	$796,197
Total Shares Outstanding (no par value, unlimited shares authorized)	796,195
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	3	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2019

Amounts in thousands	LIQUID ASSETS PORTFOLIO
INVESTMENT INCOME:
Interest income	$18,538
Total Investment Income	18,538
EXPENSES:
Management fees	802
Custody fees	102
Transfer agent fees	120
Printing fees	8
Audit fees	21
Legal fees	64
Trustee fees	13
Other	36
Total Expenses	1,166
Less expenses contractually reimbursed by investment adviser	(907)
Net Expenses	259
Net Investment Income	18,279
Net Increase in Net Assets Resulting from Operations	$18,279

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	4	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	LIQUID ASSETS PORTFOLIO
Amounts in thousands	2019	2018
OPERATIONS:
Net investment income	$18,279	$16,189
Net realized gains	–	5
Net Increase in Net Assets Resulting from Operations	18,279	16,194
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	26,723	(535,511)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	26,723	(535,511)
DISTRIBUTIONS PAID:
Distributable earnings	(18,284)	(16,226)
Total Distributions Paid	(18,284)	(16,226)
Total Increase (Decrease) in Net Assets	26,718	(535,543)
NET ASSETS:
Beginning of year	769,479	1,305,022
End of year	$796,197	$769,479

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	5	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

LIQUID ASSETS PORTFOLIO
Selected per share data	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.02	0.01	– (1)	– (1)
Net realized gains (losses)(1)	–	–	–	–	–
Net increase from payment by affiliate	–	–	–	–	– (2)
Total from Investment Operations	0.02	0.02	0.01	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.02)	(0.01)	– (1)	– (1)
From net realized gains	–	–	–	– (3)	–
Total Distributions Paid	(0.02)	(0.02)	(0.01)	–	–
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	2.27%	1.78%	0.85%	0.46%	0.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$796,197	$769,479	$1,305,022	$3,011,970	$5,873,637
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses, before waivers, reimbursements and credits	0.15%	0.14%	0.14%	0.13%	0.13%
Net investment income, net of waivers, reimbursements and credits	2.28%	1.72%	0.80%	0.46%	0.20%
Net investment income, before waivers, reimbursements and credits	2.16%	1.61%	0.69%	0.36%	0.10%

(1)	Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.
(2)	Per share amount from net increase from payment by affiliate was less than $0.01 per share.
(3)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	6	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	NOVEMBER 30, 2019

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 46.3% (1)

Federal Farm Credit Bank – 11.5%

FFCB Notes,
(Floating, U.S. Federal Funds + 0.05%), 1.60%, 12/2/19 (2)	$10,000	$10,000
(Floating, U.S. Federal Funds + 0.14%), 1.69%, 12/2/19 (2)	12,000	12,003
(Floating, ICE LIBOR USD 1M - 0.09%), 1.70%, 12/2/19 (2)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.73%, 12/2/19 (2)	10,000	10,000
(Floating, U.S. SOFR + 0.19%), 1.74%, 12/2/19 (2)	2,000	2,000
(Floating, ICE LIBOR USD 1M + 0.08%), 1.88%, 12/2/19 (2)	3,000	3,000
(Floating, ICE LIBOR USD 1M - 0.04%), 1.73%, 12/6/19 (2)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.05%), 1.71%, 12/9/19 (2)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.69%, 12/13/19 (2)	5,000	5,000
(Floating, ICE LIBOR USD 1M + 0.00%), 1.71%, 12/25/19 (2)	5,000	5,001
		92,004

Federal Home Loan Bank – 31.0%

FHLB Discount Notes, 1.66%, 1/24/20 (3)	50,000	49,876
1.60%, 1/28/20 (3)	10,000	9,974
1.57%, 2/14/20 (3)	10,000	9,966
1.57%, 2/19/20 (3)	50,000	49,826
1.62%, 2/26/20 (3)	25,000	24,903
1.58%, 2/28/20 (3)	5,000	4,981

FHLB Notes,
(Floating, U.S. SOFR + 0.01%), 1.56%, 12/2/19 (2)	25,000	25,000
(Floating, U.S. SOFR + 0.02%), 1.57%, 12/2/19 (2)	10,000	10,000
(Floating, U.S. SOFR + 0.03%), 1.58%, 12/2/19 (2)	15,000	15,000
(Floating, ICE LIBOR USD 3M - 0.12%), 1.99%, 12/6/19 (4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.65%, 12/19/19 (2)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.66%, 12/20/19 (2)	2,500	2,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 46.3% (1) – continued

Federal Home Loan Bank – 31.0% – continued
(Floating, ICE LIBOR USD 1M - 0.06%), 1.67%, 12/23/19 (2)	$10,000	$10,000
(Floating, ICE LIBOR USD 3M - 0.21%), 1.80%, 2/18/20 (2)	10,000	10,000
		247,026

Federal Home Loan Mortgage Corporation – 3.8%

FHLMC Notes,
(Floating, U.S. SOFR + 0.03%), 1.58%, 12/2/19 (2)	20,000	20,000
(Floating, U.S. SOFR + 0.01%), 1.60%, 12/2/19 (2)	10,000	10,000
		30,000
Total U.S. Government Agencies
(Cost $369,030)		369,030

U.S. GOVERNMENT OBLIGATIONS – 12.7%

U.S. Treasury Bills – 6.3%
2.24%, 12/5/19 (3)	10,000	9,997
2.26%, 12/5/19 (3)	10,000	9,998
1.89%, 12/19/19 (3)	20,000	19,981
1.87%, 3/19/20 (3)	10,000	9,943
		49,919

U.S. Treasury Floating Rate Notes – 5.1%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 1.61%, 12/2/19 (2)	5,000	5,000
(Floating, U.S. Treasury 3M Bill MMY + 0.05%), 1.61%, 12/2/19 (2)	10,000	10,000
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 1.68%, 12/2/19 (2)	5,000	5,000
(Floating, U.S. Treasury 3M Bill MMY + 0.14%), 1.71%, 12/2/19 (2)	10,000	9,988
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 1.79%, 12/2/19 (2)	11,000	10,998
		40,986

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	7	LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 12.7% – continued

U.S. Treasury Notes – 1.3%

1.63%, 7/31/20	$10,000	$9,988
Total U.S. Government Obligations
(Cost $100,893)		100,893

Investments, at Amortized Cost
( $469,923)		469,923

REPURCHASE AGREEMENTS – 41.0%

Joint Repurchase Agreements – 6.6% (5)(6)

Bank of America Securities LLC, dated 11/29/19, repurchase price $26,528 1.60%, 12/6/19	26,520	26,520

Societe Generale, New York Branch, dated 11/29/19, repurchase price $26,528 1.63%, 12/6/19	26,520	26,520
		53,040

Repurchase Agreements – 34.4% (7)

Bank of America N.A., dated 11/29/19, repurchase price $30,004 1.64%, 12/2/19	30,000	30,000

BNP Paribas S.A., dated 11/29/19, repurchase price $50,007 1.63%, 12/2/19	50,000	50,000

Citigroup Global Markets, Inc., dated 11/29/19, repurchase price $108,621 1.63%, 12/2/19	108,606	108,606

Fixed Income Clearing Corp., dated 11/29/19, repurchase price $50,007 1.63%, 12/2/19	50,000	50,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 41.0% – continued

Repurchase Agreements – 34.4% (7) – continued

JPMorgan Securities LLC, dated 11/29/19, repurchase price $20,003 1.65%, 12/2/19	$20,000	$20,000

JPMorgan Securities LLC, dated 11/29/19, repurchase price $15,020 1.60%, 3/3/20	15,000	15,000
		273,606
Total Repurchase Agreements
(Cost $326,646)		326,646

Total Investments – 100.0%
(Cost $796,569)		796,569

Liabilities less Other Assets – (0.0%)		(372)
NET ASSETS – 100.0%		$796,197

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)

Variable rate security. Rate as of November 30, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Discount rate at the time of purchase.
(4)	Variable rate security. Rate as of November 30, 2019 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO	8	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

NOVEMBER 30, 2019

(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Notes	$53,959	0.63% – 1.38%	1/15/20 – 7/15/21

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLMC	$26,696	2.50% – 6.00%	6/1/24 – 11/1/49
FNMA	$9,354	2.50% – 5.50%	6/1/34 – 11/1/49
GNMA	$30,900	3.50%	8/20/45
U.S. Treasury Bonds	$153,653	2.38% – 6.50%	11/15/26 – 5/15/49
U.S. Treasury Notes	$59,291	0.38% – 2.63%	4/15/21 – 1/15/27
Total	$279,894

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Liquid Assets Portfolio(1)	$–	$796,569	$–	$796,569

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	9	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 7 portfolios as of November 30, 2019, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Portfolio are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. If NTI has determined that amortized cost does not approximate fair value, such securities are fair valued in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust or NTI (and is not reflected in the assets of the Portfolio) as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in its accompanying Schedule of Investments, as of November 30, 2019.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio has entered into such joint repurchase agreements, as reflected in its accompanying Schedule of Investments, as of November 30, 2019.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Portfolio to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. As of November 30, 2019, the Portfolio was not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

LIQUID ASSETS PORTFOLIO	10	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2019

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Liquid Assets	Bank of America	$56,520	$(56,520)	$–
	BNP Paribas	50,000	(50,000)	–
	Citigroup	108,606	(108,606)	–
	Fixed Income Clearing Corp.	50,000	(50,000)	–
	JPMorgan	35,000	(35,000)	–
	Societe Generale	26,520	(26,520)	–
	Total	$326,646	$(326,646)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D) EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets.

E) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the net asset value (“NAV”) per share of the Portfolio.

At November 30, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Liquid Assets	$5		$(5)

F) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Portfolio’s ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

There were no unused capital loss carryforwards in the Portfolio as of November 30, 2019.

At November 30, 2019, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$939	$–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	11	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued

The tax character of distributions paid during the fiscal year ended November 30, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$18,791	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME (LOSS)*	LONG-TERM CAPITAL GAINS (LOSSES)
Liquid Assets	$15,966	$ –

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. BANK BORROWINGS

The Trust and the Northern Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which was administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility was equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there was an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations. The Credit Facility expired on November 18, 2019.

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and is also administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility went into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2019.

4. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statement of Operations, to the extent the total annual portfolio operating expenses of the Portfolio exceed 0.03 percent of the Portfolio’s average daily net assets. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed.

The contractual expense reimbursement arrangement described above is expected to continue until at least April 1, 2020. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

The expenses reimbursed during the fiscal year ended November 30, 2019, under the contractual expense reimbursement arrangement previously described are shown as Less expenses contractually reimbursed by investment adviser in the Statement of Operations. The contractual expense reimbursement receivable at November 30, 2019 is shown as Receivable from affiliates for expense reimbursements in the Statement of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolio by NTI.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense

LIQUID ASSETS PORTFOLIO	12	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2019

reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield. Any such reimbursement is paid monthly to the Portfolio by NTI.

During the fiscal year ended November 30, 2019, NTI did not voluntarily reimburse any additional expenses of the Portfolio.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolio has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits, if any, are shown as Less custodian credits in the Portfolio’s Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5. RELATED PARTY TRANSACTIONS

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2019, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6. INVESTMENT TRANSACTIONS

At November 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Liquid Assets	$–	$–	$–	$796,569

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the fiscal year ended November 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$10,807,791	$–	$(10,781,068)	$26,723

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	13	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS continued	NOVEMBER 30, 2019

Transactions in capital shares for the fiscal year ended November 30, 2018, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Liquid Assets	$11,997,865	$–	$(12,533,376)	$(535,511)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Portfolio has adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

10. LIBOR TRANSITION

Certain of the Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offered Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related investments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Portfolio’s investments, performance or financial condition.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

LIQUID ASSETS PORTFOLIO	14	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Assets Portfolio (the “Fund”), one of the portfolios constituting Northern Institutional Funds, as of November 30, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund, one of the portfolios constituting Northern Institutional Funds, as of November 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended November 30, 2016 were audited by other auditors whose report dated January 20, 2017 expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 17, 2020

We have served as the auditor of one or more Northern Trust investment companies since 2002.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	15	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TAX INFORMATION	NOVEMBER 30, 2019 (UNAUDITED)

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated 100.00% of the Portfolio’s income as QII for the fiscal year ended November 30, 2019.

LIQUID ASSETS PORTFOLIO	16	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

FUND EXPENSES	NOVEMBER 30, 2019 (UNAUDITED)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2019 through November 30, 2019.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 6/1/2019 - 11/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5 percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

LIQUID ASSETS

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 6/1/2019	ENDING ACCOUNT VALUE 11/30/2019	EXPENSES PAID* 6/1/2019- 11/30/2019
Actual	0.03%	$1,000.00	$1,010.70	$0.15
Hypothetical	0.03%	$1,000.00	$1,024.92	$0.15

*

Expenses are calculated using the Portfolio’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended November 30, 2019. Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Expense ratios for the most recent half year may differ from expense ratios based on one-year data in the Financial Highlights.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	17	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS

Set forth below is information about the Trustees and Officers of Northern Institutional Funds. Each Trustee has served in that capacity since he or she was originally elected or appointed to the Board of Trustees. Each Trustee oversees a total of 50 portfolios in the Northern Funds Complex — Northern Funds offers 43 portfolios and Northern Institutional Funds consists of 7 portfolios. The Northern Institutional Funds’ Statement of Additional Information contains additional information about the Trustees and is available upon request and without charge by calling 800-637-1380.

NON-INTERESTED TRUSTEES

NAME, AGE, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Therese M. Bobek Age: 59 Trustee since 2019

•  Adjunct Lecturer in the Masters of Accountancy Program, University of Iowa Tippie College of Business since 2018;

•  Partner in National Auditing Services and Chief Auditor Network Leader, PricewaterhouseCoopers LLP (an accounting firm) from 2010 to 2018;

•  Assurance Partner, PricewaterhouseCoopers LLP from 1997 to 2018.

• None

Ingrid LaMae A. de Jongh Age: 54 Trustee since 2019

•  Head of School Management and Technology, Success Academy Charter Schools since 2016;

•  Member of the Board of Directors of Bank Leumi USA since 2016;

•  Partner in Accenture (global management consulting and professional services firm) from 1987 to 2012;

•  Member of the Board of Directors, Member of Nominating and Governance and Compensating Committees of Carver Bancorp from 2014 to 2018.

• None

Mark G. Doll Age: 70 Trustee since 2013

•  Member of the State of Wisconsin Investment Board since 2015;

•  Executive Vice President and Chief Investment Officer, Northwestern Mutual

•  Life Insurance Company from 2008 to 2012;

•  Senior Vice President — Public Markets, Northwestern Mutual Life Insurance Company from 2002 to 2008;

•  President, Northwestern Mutual Series Fund, Mason Street Advisors and Mason Street Funds from 2002 to 2008;

•  Chairman, Archdiocese of Milwaukee Finance Council from 2005 to 2015;

•  Member of Investment Committee of Greater Milwaukee Foundation from 2003 to 2015.

• None

Sandra Polk Guthman Age: 75 Trustee since 1997 and Chairperson since 2015

•  Chair since 1988 and CEO from 1993 to 2012 of Polk Bros. Foundation (an Illinois not-for-profit corporation);

•  Trustee of Rush University Medical Center since 2007;

•  Director of National Public Finance Guarantee Corporation (f/k/a MBIA Insurance Corp. of Illinois) (a municipal bond insurance company) from 1994 to 2014;

•  Trustee of Wellesley College from 2010 to 2016.

• None

Thomas A. Kloet Age: 61 Trustee since 2015 and Vice Chairperson since February 14, 2019

•  Chair of Boards of The NASDAQ Stock Market LLC, NASDAQ PHLX LLC and NASDAQ BX, Inc. since 2016;

•  Executive Director and Chief Executive Officer, TMX Group, Ltd. (financial services company and operator of stock, derivatives exchanges, their clearing operations and securities depository) from 2008 to 2014.

• Nasdaq, Inc.

David R. Martin Age: 63 Trustee since 2017

•  Chief Financial Officer, Neo Tech (an electronics manufacturer) since June 2019;

•  Adjunct professor, University of Texas, McCombs School of Business since 2017;

•  Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors LP (an investment manager) from 2007 to 2016;

•  Executive Vice President, Finance and Chief Financial Officer of Janus Capital Group Inc. (an investment manager) from 2005 to 2007;

•  Senior Vice President, Finance of Charles Schwab & Co., Inc. (an investment banking and securities brokerage firm) from 1999 to 2005.

• None

LIQUID ASSETS PORTFOLIO	18	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2019 (UNAUDITED)

NON-INTERESTED TRUSTEES

NAME, AGE, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Cynthia R. Plouché Age: 62 Trustee since 2014

•  Assessor, Moraine Township, Illinois from January 2014 to June 2018;

•  Trustee of AXA Premier VIP Trust (registered investment company — 34 portfolios) from 2001 to May 2017;

•  Senior Portfolio Manager and member of Investment Policy Committee, Williams Capital Management, LLC from 2006 to 2012;

•  Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc. from June 2003 to 2006;

•  Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from 1991 to 2003, (a manager of fixed income portfolios for institutional clients).

• Barings Funds Trust (registered investment company — 8 portfolios); Barings Global Short Duration High Yield Fund (closed-end investment company advised by Barings LLC)

Mary Jacobs Skinner, Esq. Age: 62 Trustee since 2000

•  Executive Committee member and Chair, Public Policy Committee, Ann & Robert H. Lurie Children’s Hospital since 2016;

•  Director, Pathways Awareness Foundation since 2000;

•  Harvard Advanced Leadership Fellow — 2016;

•  Retired in 2015 as partner in the law firm of Sidley Austin LLP;

•  Director, Chicago Area Foundation for Legal Services from 1995 to 2013.

• None
INTERESTED TRUSTEE

NAME, AGE, ADDRESS(1) , POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE AS TRUSTEE(2)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS	OTHER DIRECTORSHIPS HELD BY TRUSTEE(3)

Darek Wojnar(4) Age: 54 Trustee since 2019

•  Director and Executive Vice President, Head of Funds and Managed Accounts Group at Northern Trust Investments, Inc. since 2018;

•  Head of Exchange Traded Funds at Hartford Funds from 2014 to 2017;

•  Managing Director at Lattice Strategies, LLC from 2014 to 2016;

•  Managing Director, Head of US iShares Product at BlackRock from 2005 to 2013.

• FlexShares Trust (registered investment company — 26 portfolios)

(1)	Each Trustee may be contacted by writing to the Trustee, c/o Diana E. McCarthy, Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996.

(2)

Each Trustee will hold office for an indefinite term until the earliest of: (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting; (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Agreement and Declaration of Trust; or (iii) in accordance with the current resolutions of the Board of Trustees (which may be changed without shareholder vote) on the earlier of the completion of 15 years of service on the Board and the last day of the calendar year in which he or she attains the age of seventy-five years. The 15-year service limit does not apply to the service of Trustees of the Trust who began serving on the Board prior to July 1, 2016.

(3)

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

(4)

An “interested person,” as defined by the 1940 Act. Mr. Wojnar is an “interested” Trustee because he is an officer, director, employee, and a shareholder of Northern Trust Corporation and/or its affiliates.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	19	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Peter K. Ewing Age: 61 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 President since March 2017	Director of Product Management, ETFs and Mutual Funds, Northern Trust Investments, Inc. since 2017; Director of Northern Trust Investments, Inc. since 2017; Director of ETF Product Management, Northern Trust Investments, Inc. from 2010 to 2017; Senior Vice President of The Northern Trust Company and Northern Trust Investments, Inc. since 2010; President of FlexShares Trust since 2017; Vice President of FlexShares Trust from 2011 to 2017.

Kevin P. O’Rourke Age: 48 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since 2015	Senior Vice President of Northern Trust Investments, Inc. since 2014; Vice President of Northern Trust Investments, Inc. from 2009 to 2014.

Jack P. Huntington Age: 49 Foreside Fund Officer Services, LLC 10 High Street, Suite 302 Boston, Massachusetts 02110 Interim Chief Compliance Officer since September 2019	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (since 2015); Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (2008 to 2015).

Darlene Chappell Age: 56 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Anti-Money Laundering Compliance Officer since 2009	Anti-Money Laundering Compliance Officer for Northern Trust Investments, Inc., Northern Trust Securities, Inc. and Alpha Core Strategies Fund since 2009; Anti-Money Laundering Compliance Officer for 50 South Capital Advisors, LLC since 2015; Anti-Money Laundering Compliance Officer for Equity Long/Short Opportunities Fund and FlexShares Trust since 2011; Vice President and Compliance Consultant for The Northern Trust Company since 2006; Anti-Money Laundering Compliance Officer for The Northern Trust Company of Connecticut from 2009 to 2013 and Northern Trust Global Advisors, Inc. from 2009 to 2011.

Randal E. Rein Age: 49 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Treasurer since 2008	Senior Vice President of Northern Trust Investments, Inc. since 2010; Treasurer and Principal Financial Officer of FlexShares Trust since 2011; Treasurer of Alpha Core Strategies Fund from 2008 to 2018; Treasurer of Equity Long/Short Opportunities Fund from 2011 to 2018.

Michael J. Pryszcz Age: 52 The Northern Trust Company 801 South Canal Street Chicago, Illinois 60607 Assistant Treasurer since 2008	Senior Vice President of Fund Accounting of The Northern Trust Company since 2010.

LIQUID ASSETS PORTFOLIO	20	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

NOVEMBER 30, 2019 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Richard N. Crabill Age: 51 The Northern Trust Company 2160 East Elliott Road Tempe, Arizona 85284 Assistant Treasurer since 2008	Senior Vice President of Fund Administration of The Northern Trust Company since 2011; Vice President of Fund Administration of The Northern Trust Company from 2005 to 2011.

Michael G. Meehan Age: 49 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Assistant Treasurer since 2011	Senior Vice President of Northern Trust Investments, Inc. since 2016; Vice President of Northern Trust Investments, Inc. from 2011 to 2016; Assistant Treasurer of Alpha Core Strategies Fund and Equity Long/Short Opportunities Fund from 2011 to 2018.

John P. Gennovario Age: 59 Northern Trust Investments, Inc. 50 South LaSalle Street Chicago, Illinois 60603 Vice President since August 2019	Vice President of Northern Trust Investments, Inc. since August 2019; Management Consultant, Principal Funds from September 2018 to April 2019; Financial Reporting Manager Consultant, BNY Mellon from December 2016 to June 2018; Vice President, Fund Accounting Unit Manager, U.S. Bancorp Fund Services and Accounting Manager, State Street Global Services from January 2016 to August 2016; Assistant Treasurer, Forward Management LLC from July 2010 to March 2013.

Gregory A. Chidsey Age: 50 The Northern Trust Company 801 South Canal Street Chicago, Illinois 60607 Assistant Treasurer since 2013	Senior Vice President of Financial Reporting of The Northern Trust Company since 2010.

Craig R. Carberry, Esq. Age: 59 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Chief Legal Officer since August 2019	Chief Legal Officer and Secretary of Northern Trust Investments, Inc. since May 2000; Chief Compliance Officer of Northern Trust Investments, Inc. from October 2015 to June 2017; Chief Legal Officer and Secretary of Belvedere Advisers LLC since September 2019; Chief Legal Officer and Secretary of 50 South Capital Advisors, LLC since 2015; Associate General Counsel and Senior Vice President at The Northern Trust Company since June 2015; Assistant General Counsel and U.S. Funds General Counsel at The Northern Trust Company from July 2014 to June 2015; Senior Legal Counsel and U.S. Funds General Counsel at The Northern Trust Company from 2000-2014; Secretary of Alpha Core Strategies Fund (formerly NT Alpha Strategies Fund) since 2004; Secretary of Equity Long/Short Opportunities Fund (formerly NT Equity Long/Short Strategies Fund) since 2011; Secretary of Northern Institutional Funds and Northern Funds from 2010-2018; Secretary of FlexShares Trust from 2011-2018.

Jose J. Del Real, Esq. Age: 42 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Secretary since 2018	Senior Legal Counsel and Senior Vice President of The Northern Trust Company since 2017; Senior Legal Counsel and Vice President of The Northern Trust Company from 2015 to 2017; Assistant Secretary of Northern Trust Investments, Inc. since 2016; Legal Counsel and Vice President of The Northern Trust Company from 2014 to 2015; Vice President and Regulatory Administration Senior Attorney of The Northern Trust Company from 2012 to 2014; Assistant Secretary of Northern Funds and Northern Institutional Funds from 2011 to 2014 and from 2015 to November 2018; Assistant Secretary of FlexShares Trust from 2015 to December 2018; Secretary of FlexShares Trust since December 2018.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	21	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

TRUSTEES AND OFFICERS continued	NOVEMBER 30, 2019 (UNAUDITED)

OFFICERS OF THE TRUST

NAME, AGE, ADDRESS, POSITIONS HELD WITH TRUST AND LENGTH OF SERVICE(1)	PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS

Angela R. Burke, Esq. Age: 36 The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603 Assistant Secretary since 2018	Vice President of The Northern Trust Company since 2016; Attorney of Jackson National Asset Management, LLC and Assistant Secretary of Jackson Variable Series Trust from 2013 to 2015.

(1)	Each Officer serves until his or her resignation, removal or retirement, or election of his or her successor. Each Officer also holds the same office with Northern Funds.

LIQUID ASSETS PORTFOLIO	22	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

LIQUID ASSETS PORTFOLIO

INVESTMENT CONSIDERATIONS

LIQUID ASSETS PORTFOLIO

Money Market Risk: You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Stable NAV Risk is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

U.S. Government Securities Risk: The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio may not be backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT	23	LIQUID ASSETS PORTFOLIO

LIQUID ASSETS PORTFOLIO

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Institutional Funds files detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (”SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/liquid-assets-portfolio) as of each month-end for the previous six months. The Portfolio’s Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Institutional Funds’ Proxy Voting Policies and Procedures and the Portfolio’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Institutional Funds’ web site at northerntrust.com/institutional or the SEC’s web site at www.sec.gov or by calling the Northern Institutional Funds Center at 800-637-1380.

LIQUID ASSETS PORTFOLIO	24	NORTHERN INSTITUTIONAL FUNDS ANNUAL REPORT

Item 2. Code of Ethics.

(a)

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

The registrant has amended its Code of Ethics during the period covered by this report in order to insert a new section on the administration of the Code of Ethics and make certain updates to the reporting and accountability section, as well as other non-substantive amendments.

(d)	The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended November 30, 2019 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended November 30, 2019 and November 30, 2018, respectively, as follows:

	2019			2018
	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval

(a) Audit Fees	$113,000	$0	$4,398,355(3)	$110,760	$0	$4,130,000(3)

(b) Audit-Related Fees	$21,000(1)	$0	$151,667(4)	$20,550(1)	$0	$264,450(4)

(c) Tax Fees	$18,780(2)	$0	$4,319,505(5)	$18,780(2)	$0	$3,782,000(5)

(d) All Other Fees	$0	$0	$135,262(6)	$0	$0	$2,932,000(6)

(1)	Amount relates to 17f-2 procedures.
(2)	Amounts relate to excise tax return review and registered investment company tax return review.
(3)	Amounts relate to audit fees on The Northern Trust Company sponsored funds.
(4)	Amounts relate to performance examination services performed for Northern Global Investments Limited, agreed upon procedures for The Northern Trust Company, and other attestation engagements.
(5)	Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.
(6)	Amounts relate to regulatory consulting, Sarbanes-Oxley consulting, BASAL Committee support, and other consulting services.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended November 30, 2019 and November 30, 2018, respectively, are Northern Trust Investments, Inc. (“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Institutional Funds’ Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $4,646,214 and $7,017,780 for 2019 and 2018, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the reports to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Exhibit 99.CODE: Code of Ethics pursuant to Item 2 of Form N-CSR.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:   February 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:   February 5, 2020

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:   February 5, 2020